UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 96.4%
FOREIGN BONDS — 54.8%
Argentina — 0.9%
Argentine Bonos del Tesoro, Unsec’d. Notes	22.750%	03/05/18	ARS	35,378	$1,989,292
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	3.875%	01/15/22	EUR	2,065	2,432,805
Argentine Republic Government International Bond, Unsec’d. Notes(a)	5.000%	01/15/27	EUR	3,000	3,304,709
Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A	9.950%	06/09/21		900	1,019,862

					8,746,668

Australia — 0.3%
Australia Government Bond, Sr. Unsec’d. Notes	3.000%	03/21/47	AUD	2,400	1,732,737
Australia Government Bond, Sr. Unsec’d. Notes	4.250%	04/21/26	AUD	600	541,708
New South Wales Treasury Corp., Local Gov’t. Gtd. Notes	5.000%	08/20/24	AUD	200	184,300

					2,458,745

Austria — 0.3%
Austria Government International Bond, Sr. Unsec’d. Notes, 144A, EMTN	5.000%	12/20/24	CAD	2,500	2,305,655
Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375%	12/01/34	CAD	500	509,266

					2,814,921

Belgium — 1.0%
Belgium Government Bond, Sr. Unsec’d. Notes, 144A	0.800%	06/22/27	EUR	680	802,742
Belgium Government International Bond, Sr. Unsec’d. Notes	9.375%	02/21/20	GBP	2,302	3,687,999
Belgium Government International Bond, Unsec’d. Notes, 144A	8.875%	12/01/24		500	696,077
Belgium Government International Bond, Unsec’d. Notes, EMTN	5.000%	04/24/18	GBP	2,850	3,880,357
Belgium Government International Bond, Unsec’d. Notes, EMTN	5.700%	05/28/32	GBP	150	282,522

					9,349,697

Brazil — 1.5%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28		2,800	2,786,000
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	4,528	5,582,143
Brazilian Government International Bond, Sr. Unsec’d. Notes	4.875%	01/22/21		500	530,000
Brazilian Loan Trust I, Gov’t. Gtd. Notes	5.477%	07/24/23		1,534	1,579,816
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750%	06/15/25		545	539,550
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	7.250%	06/01/21		190	193,087
Petrobras Global Finance BV, Gtd. Notes	3.750%	01/14/21	EUR	1,050	1,308,181
Petrobras Global Finance BV, Gtd. Notes, EMTN	5.875%	03/07/22	EUR	1,500	1,990,179

					14,508,956

Bulgaria — 0.9%
Bulgaria Government International Bond, Sr. Unsec’d. Notes	2.950%	09/03/24	EUR	4,765	6,276,574
Bulgaria Government International Bond, Unsec’d. Notes, GMTN(a)	2.625%	03/26/27	EUR	1,000	1,272,581
Bulgaria Government International Bond, Unsec’d. Notes, GMTN(a)	3.125%	03/26/35	EUR	1,000	1,226,957

					8,776,112

Canada — 1.1%
Agrium, Inc., Sr. Unsec’d. Notes	6.125%		01/15/41		25	30,561
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250%		04/01/42		35	40,127
Barrick North America Finance LLC, Gtd. Notes	5.700%		05/30/41		45	53,829
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950%		10/15/39		50	60,830
Canadian Government Bond, Unsec’d. Notes	1.750%		09/01/19	CAD	600	485,457
Canadian Government Bond, Unsec’d. Notes	4.000%		06/01/41	CAD	650	662,054
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%		05/15/18		77	79,800
City of Toronto, Sr. Unsec’d. Notes	3.500%		06/02/36	CAD	2,000	1,615,769
City of Vancouver, Unsec’d. Notes	4.500%		06/01/20	CAD	200	172,054
Hydro-Quebec, Local Gov’t. Gtd. Notes	8.400%		01/15/22		12	14,815
Hydro-Quebec, Local Gov’t. Gtd. Notes	8.625%		06/15/29		600	887,569
Hydro-Quebec, Local Gov’t. Gtd. Notes	9.400%		02/01/21		100	122,171
Municipal Finance Authority of British Columbia, Unsec’d. Notes	4.450%		06/01/20	CAD	2,100	1,807,592
Province of Alberta, Unsec’d. Notes	2.200%		07/26/22		760	759,029
Province of British Columbia, Unsec’d. Notes	3.200%		06/18/44	CAD	200	159,289
Province of British Columbia, Unsec’d. Notes	7.875%		11/30/23	CAD	1,552	1,622,880
Province of Manitoba, Sr. Unsec’d. Notes	2.125%		06/22/26		100	95,052
Province of Manitoba, Unsec’d. Notes	2.550%		06/02/26	CAD	250	197,325
Province of Nova Scotia, Sr. Unsec’d. Notes	8.250%		11/15/19		10	11,274
Province of Quebec, Unsec’d. Notes	7.125%		02/09/24		1,246	1,555,655
Province of Quebec, Unsec’d. Notes, MTN	6.350%		01/30/26		100	124,956
Province of Quebec, Unsec’d. Notes, MTN	7.140	%(c)	02/27/26		430	551,970

						11,110,058

Cayman Islands — 0.2%
Cayman Islands Government Bond, Sr. Unsec’d. Notes	5.950%		11/24/19		1,700	1,840,250

Chile — 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.625%		01/30/25	EUR	100	123,993
Chile Government International Bond, Sr. Unsec’d. Notes	1.750%		01/20/26	EUR	240	298,248
Chile Government International Bond, Sr. Unsec’d. Notes	1.875%		05/27/30	EUR	400	487,535

						909,776

China — 0.1%
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500%		04/28/20		500	502,749

Colombia — 0.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%		02/26/24		1,000	1,038,750
Colombia Government International Bond, Sr. Unsec’d. Notes	8.375%		02/15/27		2,195	2,647,170
Colombia Government International Bond, Sr. Unsec’d. Notes	10.375%		01/28/33		800	1,230,000
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%		02/25/20		715	881,595
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	1,480	1,988,541

						7,786,056

Croatia — 0.1%
Croatia Government International Bond, Sr. Unsec’d. Notes	3.875%		05/30/22	EUR	1,000	1,316,973

Cyprus — 1.7%
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	3.750%		07/26/23	EUR	9,700	12,525,831
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	4.250%		11/04/25	EUR	825	1,100,656
Cyprus Government International Bond, Unsec’d. Notes, EMTN(a)	3.875%		05/06/22	EUR	2,500	3,249,225

						16,875,712

Denmark — 0.2%
Denmark Government Bond, Unsec’d. Notes	1.750%		11/15/25	DKK	3,520	623,433
Denmark Government Bond, Unsec’d. Notes	3.000%		11/15/21	DKK	3,000	544,744
Denmark Government Bond, Unsec’d. Notes	4.500%		11/15/39	DKK	1,800	475,288

						1,643,465

Dominican Republic — 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500%		05/06/21		3,500	3,876,250
Dominican Republic International Bond, Sr. Unsec’d. Notes	9.040%		01/23/18		66	66,947

						3,943,197

Finland — 0.1%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950%		02/15/26		600	766,918

France — 1.6%
Agence Francaise de Developpement, Sr. Unsec’d. Notes	1.625%		01/21/20		2,000	1,986,800
Caisse d’Amortissement de la Dette Sociale, Sr. Unsec’d. Notes, EMTN	4.450%		10/26/18	CAD	700	579,660
Credit Agricole Assurances SA, Sub. Notes	4.250	%(c)	01/29/49	EUR	2,000	2,556,777
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21		2,000	1,959,782
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	1.125%		02/24/19	GBP	400	530,897
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	2.000%		01/22/21	EUR	1,000	1,263,547
France Government Bond OAT, Unsec’d. Notes	0.500%		05/25/26	EUR	350	409,145
France Government Bond OAT, Unsec’d. Notes	1.750%		11/25/24	EUR	300	390,685
France Government Bond OAT, Unsec’d. Notes	3.500%		04/25/26	EUR	4,000	5,907,636
Horizon Parent Holdings Sarl, Sr. Sec’d. Notes, PIK, 144A	8.250%		02/15/22	EUR	300	378,113

						15,963,042

Germany — 1.9%
Bundesobligation, Unsec’d. Notes	—	%(ss)	04/09/21	EUR	380	457,330
Bundesobligation, Unsec’d. Notes	—	%(ss)	10/08/21	EUR	4,580	5,503,417
Bundesrepublik Deutschland, Unsec’d. Notes	0.250%		02/15/27	EUR	1,970	2,282,400
Bundesrepublik Deutschland, Unsec’d. Notes	0.294	%(s)	08/15/26	EUR	4,170	4,759,212
Bundesrepublik Deutschland, Unsec’d. Notes	0.500%		02/15/26	EUR	340	408,528
Bundesrepublik Deutschland, Unsec’d. Notes	1.750%		02/15/24	EUR	310	408,852
Douglas GmbH, Sr. Sec’d. Notes	6.250%		07/15/22	EUR	750	959,985
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A	3.250%		09/15/23	EUR	480	586,661
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A	3.750%		09/15/26	EUR	465	575,231
Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700%		06/02/37	CAD	179	171,434
Techem Energy Metering Service GmbH & Co. KG, Sec’d. Notes, 144A, MTN	7.875%		10/01/20	EUR	275	336,717
Techem GmbH, Sr. Sec’d. Notes, 144A	6.125%		10/01/19	EUR	500	607,287

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000%		01/15/25	EUR	350	439,205
Volkswagen International Finance NV, Gtd. Notes	3.750	%(c)	12/31/49	EUR	1,000	1,229,431

						18,725,690

Greece — 2.5%
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	—	%(c)(p)	10/15/42	EUR	54,605	203,620
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(c)	02/24/23	EUR	1,045	1,159,545
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(c)	02/24/24	EUR	3,685	4,012,093
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(c)	02/24/25	EUR	2,075	2,217,224
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(c)	02/24/26	EUR	1,145	1,213,924
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(c)	02/24/27	EUR	4,724	4,945,364
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(c)	02/24/28	EUR	1,220	1,219,064
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(c)	02/24/29	EUR	1,300	1,248,640
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(c)	02/24/31	EUR	3,425	3,170,442
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(c)	02/24/32	EUR	1,055	965,205
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	2,640	3,097,408
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, EMTN	3.800%		08/08/17	JPY	60,000	538,005

						23,990,534

Hong Kong — 0.2%
Hong Kong SAR Government Bond, Unsec’d. Notes	5.125%		07/23/19	HKD	5,000	689,404
Hong Kong Sukuk Ltd., Sr. Unsec’d. Notes	3.132%		02/28/27		1,500	1,507,896

						2,197,300

Hungary — 1.5%
Hungary Government Bond, Unsec’d. Notes	3.000%		10/27/27	HUF	300,000	1,154,634
Hungary Government Bond, Unsec’d. Notes	5.500%		12/20/18	HUF	100,000	418,004
Hungary Government International Bond, Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	100,000	906,189
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000%		03/25/19		332	341,960
Hungary Government International Bond, Sr. Unsec’d. Notes	5.375%		02/21/23		2,850	3,195,055
Hungary Government International Bond, Sr. Unsec’d. Notes	5.750%		06/11/18	EUR	500	622,085
Hungary Government International Bond, Sr. Unsec’d. Notes	5.750%		11/22/23		2,850	3,284,625
Hungary Government International Bond, Sr. Unsec’d. Notes	6.250%		01/29/20		3,200	3,488,000
Hungary Government International Bond, Sr. Unsec’d. Notes	6.375%		03/29/21		530	597,184
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250%		10/21/20		400	442,500

						14,450,236

Iceland — 0.3%
Iceland Government International Bond, Sr. Unsec’d. Notes, EMTN	2.500%		07/15/20	EUR	2,006	2,534,987

India — 0.1%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	5.090%		04/18/18	MXN	2,390	131,750
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	5.760%		04/05/18	AUD	1,000	812,089

						943,839

Indonesia — 1.5%
Indonesia Government International Bond, Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	5,005	6,470,228
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.150%	07/18/24	EUR	1,395	1,682,359
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	2.875%	07/08/21	EUR	546	692,470
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	3.750%	06/14/28	EUR	3,220	4,213,018
Majapahit Holding BV, Gtd. Notes	7.750%	01/20/20		800	897,040
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300%	05/20/23		500	520,735

					14,475,850

Ireland — 0.3%
CRH America, Inc., Gtd. Notes	8.125%	07/15/18		110	116,463
Ireland Government Bond, Unsec’d. Notes	2.400%	05/15/30	EUR	1,200	1,604,825
Ireland Government Bond, Unsec’d. Notes	5.400%	03/13/25	EUR	900	1,444,726

					3,166,014

Israel — 0.2%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500%	01/18/27	EUR	2,000	2,400,739

Italy — 4.3%
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125%	07/14/22		4,125	4,152,629
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	0.650%	10/15/23	EUR	2,000	2,282,998
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	1.350%	04/15/22	EUR	535	649,684
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	2.000%	12/01/25	EUR	2,200	2,642,740
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	3.750%	09/01/24	EUR	5,655	7,687,303
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	4.500%	03/01/26	EUR	8,545	12,243,949
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	6.500%	11/01/27	EUR	2,695	4,468,833
Italy Government International Bond, Sr. Unsec’d. Notes	6.875%	09/27/23		2,700	3,226,500
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.200%	07/31/34	EUR	250	377,276
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250%	12/07/34	GBP	572	892,381
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	6.000%	08/04/28	GBP	461	753,468
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	5.375%	06/15/33		590	672,429
Moby SpA, Sr. Sec’d. Notes, 144A	7.750%	02/15/23	EUR	450	522,720
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	5.875%	05/19/23	GBP	500	773,653

					41,346,563

Japan — 3.1%
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	2.250%	02/24/20		600	603,976
Japan Bank For International Cooperation, Gov’t. Gtd. Notes	2.375%	07/21/22		1,000	998,582
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, EMTN	5.750%	08/09/19	GBP	400	578,393
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, 144A, MTN	2.125%	04/13/21		1,000	987,830
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	1.375%	02/05/18		1,000	997,290
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	1.500%	09/12/17		1,000	999,646
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	2.125%	02/12/21		600	593,779

Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	2.125%	04/13/21		1,200	1,185,396
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	2.500%	09/12/18		2,000	2,011,130
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.200%	06/20/36	JPY	450,000	3,834,868
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.400%	03/20/36	JPY	100,000	887,387
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.600%	12/20/36	JPY	665,000	6,071,107
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.700%	03/20/37	JPY	150,000	1,390,621
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes(hh)	1.400%	09/20/34	JPY	145,000	1,522,996
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.500%	06/20/34	JPY	50,000	532,605
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.800%	12/20/31	JPY	148,000	1,627,094
Japan International Cooperation Agency, Gov’t. Gtd. Notes	1.875%	11/13/19		2,000	1,986,692
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	1.625%	06/06/18		1,000	999,190
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	2.000%	05/17/21		1,000	984,867
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	2.125%	05/20/19		400	400,914
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	2.125%	05/19/20		1,000	997,608

					30,191,971

Kuwait — 0.2%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750%	03/20/22		2,050	2,064,965

Lithuania — 0.3%
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.125%	03/09/21		2,100	2,365,650
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.625%	02/01/22		200	234,500
Lithuania Government International Bond, Sr. Unsec’d. Notes	7.375%	02/11/20		545	614,487

					3,214,637

Luxembourg — 0.1%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125%	02/01/22	GBP	400	552,098

Macedonia — 0.1%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975%	07/24/21	EUR	500	617,215

Malaysia — 0.3%
Malaysia Government Bond, Sr. Unsec’d. Notes	4.048%	09/30/21	MYR	13,815	3,263,512

Mexico — 2.3%
Mexican Bonos, Sr. Unsec’d. Notes	8.000%	06/11/20	MXN	39,000	2,264,136
Mexico Government International Bond, Sr. Unsec’d. Notes	1.875%	02/23/22	EUR	1,400	1,721,453
Mexico Government International Bond, Sr. Unsec’d. Notes(a)	2.750%	04/22/23	EUR	3,275	4,187,087
Mexico Government International Bond, Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	450	483,699
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375%	04/09/21	EUR	100	126,372
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	5.625%	03/19/2114	GBP	200	279,940
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	1.625%	03/06/24	EUR	1,400	1,673,888
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	3.000%	03/06/45	EUR	500	543,066

Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	5.500%		02/17/20	EUR	100	134,477
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	6.750%		02/06/24	GBP	840	1,352,122
Petroleos Mexicanos, Gtd. Notes	3.125%		11/27/20	EUR	900	1,127,856
Petroleos Mexicanos, Gtd. Notes, EMTN	3.750%		02/21/24	EUR	2,000	2,474,764
Petroleos Mexicanos, Gtd. Notes, EMTN(a)	3.750%		04/16/26	EUR	700	840,923
Petroleos Mexicanos, Gtd. Notes, EMTN	5.125%		03/15/23	EUR	2,700	3,624,931
Petroleos Mexicanos, Gtd. Notes, EMTN	8.250%		06/02/22	GBP	928	1,515,426

						22,350,140

Netherlands — 1.1%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750%		07/28/25		1,000	1,065,695
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes	5.150%		03/07/25	CAD	1,000	922,446
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/01/22		1,600	1,622,096
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		03/03/21	NZD	2,000	1,352,767
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		05/12/21	ZAR	10,000	565,492
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		06/22/21	ZAR	6,000	331,047
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		06/07/22	ZAR	10,000	517,803
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	7.000%		12/09/21	AUD	2,000	1,864,232
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	3.184	%(s)	04/05/28	CAD	700	391,163
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	5.500%		05/23/22	AUD	338	303,396
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, 144A, MTN	2.250%		03/02/22		800	805,987
Ziggo Bond Finance BV, Sr. Unsec’d. Notes	4.625%		01/15/25	EUR	750	941,207

						10,683,331

New Zealand — 0.5%
Auckland Council, Sr. Sec’d. Notes	3.500%		03/09/26	AUD	1,000	803,310
New Zealand Government Bond, Sr. Unsec’d. Notes	4.500%		04/15/27	NZD	1,500	1,267,276
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	2.750%		04/15/25	NZD	1,800	1,273,669
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	4.500%		04/15/27	NZD	1,800	1,424,324
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	6.000%		05/15/21	NZD	500	417,639

						5,186,218

Norway — 0.5%
City of Oslo, Sr. Unsec’d. Notes	3.600%		12/06/22	NOK	1,000	137,625
City of Oslo, Sr. Unsec’d. Notes	3.650%		11/08/23	NOK	9,000	1,245,008
City of Oslo, Unsec’d. Notes	4.900%		11/04/19	NOK	5,000	683,828
Kommunalbanken AS, Sr. Unsec’d. Notes, MTN	5.125%		05/14/21	NZD	2,850	2,295,642
Silk Bidco AS, Sr. Sec’d. Notes	7.500%		02/01/22	EUR	750	938,898

						5,301,001

Panama — 0.3%
Panama Government International Bond, Sr. Unsec’d. Notes	4.000%		09/22/24		400	424,000

Panama Government International Bond, Sr. Unsec’d. Notes	8.125%		04/28/34		138	184,230
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%		01/16/23		622	794,605
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%		04/01/29		800	1,192,000
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%		05/15/20		275	334,812

						2,929,647

Peru — 0.7%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.934	%(s)	06/02/25		1,000	832,500
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, 144A	1.426	%(s)	05/31/18		650	628,473
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	2,720	3,497,322
Peruvian Government International Bond, Sr. Unsec’d. Notes(a)	3.750%		03/01/30	EUR	1,400	1,934,252

						6,892,547

Poland — 1.3%
Poland Government Bond, Unsec’d. Notes	1.750%		07/25/21	PLN	2,000	541,362
Poland Government Bond, Unsec’d. Notes	2.500%		07/25/27	PLN	8,000	2,064,437
Poland Government Bond, Unsec’d. Notes	3.250%		07/25/19	PLN	1,000	285,643
Poland Government Bond, Unsec’d. Notes	3.250%		07/25/25	PLN	5,050	1,410,615
Poland Government International Bond, Sr. Unsec’d. Notes	5.000%		03/23/22		7,155	7,920,585

						12,222,642

Portugal — 2.1%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		3,700	3,789,910
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	3.875%		02/15/30	EUR	3,600	4,497,115
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	5.650%		02/15/24	EUR	8,375	12,123,634

						20,410,659

Romania — 0.9%
Romanian Government International Bond, Sr. Unsec’d. Notes	6.500%		06/18/18	EUR	1,000	1,251,687
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375%		04/19/27	EUR	2,800	3,314,629
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	3.625%		04/24/24	EUR	730	983,945
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%		10/29/35	EUR	400	496,603
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	6.750%		02/07/22		300	348,000
Romanian Government International Bond, Unsec’d. Notes, 144A	2.875%		05/26/28	EUR	1,100	1,343,228
Romanian Government International Bond, Unsec’d. Notes, MTN	2.875%		05/26/28	EUR	700	854,782

						8,592,874

Russia — 0.1%
Russia Foreign Bond, Sr. Unsec’d. Notes(a)	4.500%	04/04/22		1,000	1,061,360

Saudi Arabia — 0.3%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, 144A, MTN	2.894%	04/20/22		1,500	1,498,155
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375%	10/26/21		1,200	1,181,566

					2,679,721

Singapore — 0.1%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000%	09/01/24	SGD	500	395,344
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265%	02/19/20	SGD	500	386,343

					781,687

Slovak Republic — 0.2%
Slovakia Government International Bond, Sr. Unsec’d. Notes	2.125%	10/16/23	CHF	2,000	2,320,182

Slovenia — 1.1%
Slovenia Government International Bond, Sr. Unsec’d. Notes	4.750%	05/10/18		1,500	1,533,750
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.500%	10/26/22		4,140	4,725,769
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.850%	05/10/23		3,515	4,106,595

					10,366,114

South Africa — 0.4%
Sappi Papier Holding GmbH, Gtd. Notes	3.375%	04/01/22	EUR	600	731,757
South Africa Government Bond, Sr. Unsec’d. Notes	6.750%	03/31/21	ZAR	10,000	740,055
South Africa Government Bond, Unsec’d. Notes	7.000%	02/28/31	ZAR	1,800	113,000
South Africa Government Bond, Unsec’d. Notes	10.500%	12/21/26	ZAR	5,000	424,753
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	1,000	1,226,294
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903%	06/24/20		1,000	1,019,194

					4,255,053

South Korea — 0.4%
Export-Import Bank of Korea, Sr. Unsec’d. Notes	5.125%	10/15/19	NZD	200	155,662
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	2.711%	12/05/19	CAD	200	161,423
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	3.500%	09/26/19	AUD	100	80,200
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	4.430%	09/14/18	AUD	2,318	1,873,890
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	5.375%	09/12/19	AUD	1,000	839,664
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	3.500%	07/28/21	NZD	1,500	1,120,030
Korea International Bond, Sr. Unsec’d. Notes	2.125%	06/10/24	EUR	100	128,234

					4,359,103

Spain — 4.8%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875%	01/28/25	EUR	300	368,834
Banco Santander SA, Sr. Unsec’d. Notes	3.500%	04/11/22		800	822,814
Instituto de Credito Oficial, Gov’t. Gtd. Notes, 144A	1.625%	09/14/18		1,000	994,323
Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	3.250%	06/28/24	CHF	300	365,634
Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	5.000%	03/31/20	CAD	1,800	1,529,599
Spain Government Bond, Sr. Unsec’d. Notes(hh)	1.400%	01/31/20	EUR	1,800	2,216,437
Spain Government Bond, Sr. Unsec’d. Notes(hh)	2.750%	04/30/19	EUR	1,150	1,434,900
Spain Government Bond, Sr. Unsec’d. Notes, 144A(hh)	3.800%	04/30/24	EUR	2,400	3,396,676
Spain Government Bond, Sr. Unsec’d. Notes, 144A(hh)	4.650%	07/30/25	EUR	15,050	22,622,925
Spain Government Bond, Sr. Unsec’d. Notes, 144A	5.150%	10/31/28	EUR	1,800	2,879,608

Spain Government Bond, Sr. Unsec’d. Notes, 144A(hh)	5.850%	01/31/22	EUR	3,705	5,502,877
Spain Government Bond, Unsec’d. Notes, 144A(hh)	1.600%	04/30/25	EUR	300	369,356
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250%	04/06/29	GBP	2,641	4,070,392

					46,574,375

Supranational Bank — 2.9%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	09/29/20	AUD	445	330,223
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	09/21/21	NZD	1,500	1,011,765
Corp. Andina de Fomento, Sr. Unsec’d. Notes	2.200%	07/18/20		400	401,224
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.375%	06/15/22		3,300	3,581,028
Corp. Andina de Fomento, Sr. Unsec’d. Notes, EMTN	1.875%	05/29/21	EUR	400	500,930
Corp. Andina de Fomento, Sr. Unsec’d. Notes, MTN	4.000%	03/31/21	AUD	1,636	1,349,229
EUROFIMA, Sr. Unsec’d. Notes, EMTN	5.150%	12/13/19	CAD	540	463,978
EUROFIMA, Sr. Unsec’d. Notes, MTN	6.250%	12/28/18	AUD	1,300	1,098,752
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	0.500%	09/01/23	AUD	400	266,077
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	0.500%	11/21/23	AUD	1,200	792,960
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	4.600%	01/30/37	CAD	1,500	1,396,014
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	06/21/23	AUD	2,500	1,723,366
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	07/21/23	AUD	800	549,184
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	08/10/23	AUD	1,210	813,484
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	10/26/23	AUD	6,930	4,581,850
European Investment Bank, Sr. Unsec’d. Notes, EMTN	1.250%	05/12/25	SEK	16,500	2,062,571
European Investment Bank, Sr. Unsec’d. Notes, EMTN	3.250%	05/24/23	NOK	10,000	1,383,966
European Investment Bank, Sr. Unsec’d. Notes, EMTN	4.600%	01/30/37	CAD	150	141,394
Inter-American Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	05/23/23	CAD	744	535,024
Inter-American Development Bank, Unsec’d. Notes, EMTN	0.500%	10/30/20	ZAR	2,250	133,603
Inter-American Development Bank, Unsec’d. Notes, EMTN	0.500%	11/30/20	ZAR	1,840	107,672
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	0.500%	07/29/22	AUD	350	247,170
International Bank for Reconstruction & Development, Unsec’d. Notes, EMTN	0.500%	03/07/22	AUD	1,145	819,249
International Bank for Reconstruction & Development, Unsec’d. Notes, EMTN	0.500%	03/28/22	AUD	200	143,512
International Finance Corp., Sr. Unsec’d. Notes, EMTN	0.500%	09/13/19	AUD	2,000	1,519,808
Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875%	09/02/25	NZD	2,000	1,521,210
North American Development Bank, Sr. Unsec’d. Notes	2.400%	10/26/22		750	735,947

					28,211,190

Sweden — 0.7%
Intrum Justitia AB, Sr. Unsec’d. Notes, 144A	3.125%	07/15/24	EUR	560	669,764
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, EMTN	1.500%	05/12/25	SEK	7,000	876,019
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, EMTN	1.625%	01/22/20	CAD	4,000	3,197,106
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN	4.750%	08/17/22	AUD	200	173,346
Swedish Export Credit Corp., Sr. Unsec’d. Notes, EMTN	3.760%	05/28/19	AUD	787	639,900
Swedish Export Credit Corp., Sr. Unsec’d. Notes, EMTN	4.910%	04/23/19	NZD	985	764,929

					6,321,064

Switzerland — 0.4%
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes	3.800%	06/09/23		970	1,010,846
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes	4.550%	04/17/26		500	536,051

Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000%		04/14/23	CHF	1,000	1,063,137
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	3.491%		05/23/23		1,100	1,130,149

						3,740,183

Turkey — 0.9%
Turkey Government Bond, Unsec’d. Notes	9.000%		07/24/24	TRY	3,000	798,301
Turkey Government International Bond, Sr. Unsec’d. Notes	4.350%		11/12/21	EUR	3,800	4,903,284
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%		04/02/19	EUR	247	316,959
Turkey Government International Bond, Sr. Unsec’d. Notes	7.000%		06/05/20		1,800	1,977,030
Turkey Government International Bond, Sr. Unsec’d. Notes, EMTN	3.250%		06/14/25	EUR	750	883,642

						8,879,216

United Kingdom — 4.5%
Arrow Global Finance PLC, Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP	230	314,842
Bank of England Euro Note, Sr. Unsec’d. Notes, 144A, MTN	1.750%		03/06/20		2,400	2,404,735
Barclays PLC, Sr. Unsec’d. Notes	3.650%		03/16/25		800	801,611
Barclays PLC, Sub. Notes	5.200%		05/12/26		1,440	1,535,779
CPUK Finance Ltd., Sec’d. Notes, 144A	4.875%		02/28/47	GBP	110	147,067
CPUK Finance Ltd., Sr. Sec’d. Notes, 144A	4.250%		02/28/47	GBP	185	246,922
HSBC Holdings PLC, Sr. Unsec’d. Notes	4.041	%(c)	03/13/28		1,255	1,314,446
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%		04/05/21		85	92,872
Jaguar Land Rover Automotive PLC, Gtd. Notes	3.875%		03/01/23	GBP	700	969,760
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A	2.200%		01/15/24	EUR	190	227,733
Leeds Building Society, Sr. Unsec’d. Notes, EMTN	1.375%		05/05/22	EUR	2,250	2,737,537
Pentair Finance SA, Gtd. Notes	2.450%		09/17/19	EUR	250	309,241
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.500%		03/22/23	EUR	1,500	1,891,915
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571%		01/10/23		1,065	1,090,990
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500%		07/01/24	EUR	750	913,488
United Kingdom Gilt, Unsec’d. Notes	1.500%		07/22/26	GBP	1,500	2,043,271
United Kingdom Gilt, Unsec’d. Notes	2.000%		09/07/25	GBP	100	142,400
United Kingdom Gilt, Unsec’d. Notes(k)	3.250%		01/22/44	GBP	320	539,886
United Kingdom Gilt, Unsec’d. Notes	3.500%		01/22/45	GBP	3,080	5,450,164
United Kingdom Gilt, Unsec’d. Notes(k)	4.250%		03/07/36	GBP	7,190	13,230,807
United Kingdom Gilt, Unsec’d. Notes	4.250%		09/07/39	GBP	2,130	4,030,003
Urenco Finance NV, Gtd. Notes, EMTN	2.250%		08/05/22	EUR	2,250	2,873,026
Virgin Media Sec’d. Finance PLC, Sr. Sec’d. Notes	5.500%		01/15/25	GBP	495	686,967

						43,995,462

Uruguay — 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%		10/27/27		1,000	1,069,000
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	119	154,448

						1,223,448

TOTAL FOREIGN BONDS (cost $508,879,902)						532,786,662

ASSET-BACKED SECURITIES — 11.4%
Automobiles — 0.3%
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class C, 144A	4.580%		09/15/21		800	810,616

OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910%		08/16/21		1,900	1,903,778

						2,714,394

Collateralized Loan Obligations — 6.3%
Armada Euro CLO (Ireland), Series 2017-1A, Class A	0.930	%(c)	10/24/30	EUR	4,250	5,031,134
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A	2.597	%(c)	07/15/29		500	500,000
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A	2.607	%(c)	01/16/30		500	499,996
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.764	%(c)	07/17/26		1,500	1,502,320
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.894	%(c)	10/15/28		3,000	3,050,848
Battalion CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1R, 144A	2.484	%(c)	10/17/26		1,350	1,350,673
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A	2.644	%(c)	07/18/30		2,000	2,001,601
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A	2.554	%(c)	07/15/29		1,250	1,251,093
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	3.054	%(c)	04/17/25		3,000	3,000,560
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A	2.408	%(c)	04/15/29		3,750	3,750,830
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.107	%(c)	04/20/26		5,000	5,004,562
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.554	%(c)	01/16/26		3,000	3,001,522
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A	2.597	%(c)	10/23/29		3,500	3,500,000
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482	%(c)	05/15/26		3,500	3,500,800
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	2.561	%(c)	07/15/30		750	748,970
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.472	%(c)	05/21/29		3,750	3,749,902
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A	2.577	%(c)	07/20/30		1,750	1,749,115
Regatta Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.794	%(c)	12/20/28		2,000	2,002,809
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class Ar, 144A	2.797	%(c)	07/20/30		500	500,365
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.967	%(c)	10/20/28		1,000	1,011,122
St. Paul’s CLO (Netherlands), Series 2007-A, Class B2, 144A	2.400%		04/30/30	EUR	1,000	1,181,573
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 144A	2.571	%(c)	07/17/27		1,000	1,000,000
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	3.007	%(c)	07/20/28		2,000	2,008,408
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	3.014	%(c)	10/25/28		3,000	3,013,173
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A	2.655	%(c)	07/25/29		2,500	2,501,389
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.711	%(c)	10/30/23		1,000	1,000,325

Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.572	%(c)	07/15/29	4,250	4,251,285

					61,664,375

Consumer Loans — 1.2%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25	400	402,399
Lendmark Funding Trust, Series 2017-1A, Class B, 144A^	3.770%		12/22/25	700	702,594
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	1,363	1,364,594
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	2,100	2,101,313
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	1,000	1,023,009
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	1,000	1,020,274
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	1,100	1,105,452
Oportun Funding VI LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	500	505,045
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	1,627	1,636,713
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	1,000	1,008,448
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860%		07/15/30	800	800,789

					11,670,630

Home Equity Loans — 1.9%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	2.132	%(c)	09/25/33	435	426,263
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4	2.192	%(c)	04/25/35	940	943,587
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-2, Class M3	3.887	%(c)	08/25/32	749	741,931
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	4.082	%(c)	08/25/32	396	394,093
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	2.192	%(c)	09/25/34	199	199,223
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	2.057	%(c)	05/25/34	81	78,363
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	1.592	%(c)	10/25/35	795	793,416
Asset-Backed Funding Certificates, Series 2004-OPT5, Class A1	1.932	%(c)	06/25/34	972	957,514
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	2.276	%(c)	01/15/34	795	778,107
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	2.132	%(c)	03/25/34	212	204,948
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.957	%(c)	04/25/34	247	246,201
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	2.032	%(c)	05/25/34	297	295,657
CHEC Loan Trust, Series 2004-1, Class A3	2.232	%(c)	07/25/34	1,021	995,875
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	1.712	%(c)	01/25/34	978	917,925
Home Equity Asset Trust, Series 2004-3, Class M1	2.087	%(c)	08/25/34	433	425,288
Home Equity Asset Trust, Series 2005-9, Class 2A4	1.572	%(c)	04/25/36	407	406,412
MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	4.007	%(c)	12/25/32	608	612,861
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	1.932	%(c)	09/25/34	2,362	2,217,982
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	2.132	%(c)	04/25/34	2,352	2,287,677
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	2.432	%(c)	08/25/35	108	107,646
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	2.282	%(c)	09/25/33	188	186,917
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.282	%(c)	12/27/33	214	209,057
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	2.102	%(c)	11/25/34	2,378	2,238,987
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	2.212	%(c)	02/25/33	256	249,858
New Century Home Equity Loan Trust, Series 2003-4, Class M1	2.357	%(c)	10/25/33	243	237,917
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	1.892	%(c)	11/25/33	887	863,382

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	1.662	%(c)	05/25/35		354	353,968

						18,371,055

Residential Mortgage-Backed Securities — 1.7%
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598	%(c)	09/29/31		245	246,823
Chase Funding Trust, Series 2003-4, Class 2A2	1.832	%(c)	05/25/33		1,243	1,160,666
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A	2.582	%(c)	10/25/37		1,788	1,775,551
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	2.732	%(c)	03/25/33		134	133,427
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	4.201	%(c)	12/26/46		2,021	2,029,531
Credit Suisse Mortgage Trust, Series 2017-6R, Class A1, 144A^	2.722	%(c)	03/06/47		1,900	1,900,000
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	2.057	%(c)	08/25/34		739	703,643
Fremont Home Loan Trust, Series 2004-1, Class M1	1.907	%(c)	02/25/34		393	382,138
Fremont Home Loan Trust, Series 2004-B, Class M1	2.102	%(c)	05/25/34		802	765,791
GSAMP Trust, Series 2004-FM1, Class M1	2.207	%(c)	11/25/33		678	668,979
GSAMP Trust, Series 2005-HE5, Class M1	1.652	%(c)	11/25/35		255	254,867
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.852	%(c)	08/25/33		853	834,717
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	2.087	%(c)	07/25/34		193	187,200
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	2.162	%(c)	06/25/34		359	350,061
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	2.147	%(c)	07/25/34		139	135,697
New Century Home Equity Loan Trust, Series 2005-C, Class A2C	1.482	%(c)	12/25/35		232	231,671
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.497	%(c)	09/25/34		110	108,764
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1	2.657	%(c)	04/25/33		751	747,817
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 2A	2.182	%(c)	08/25/33		2,133	2,079,725
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.937	%(c)	03/25/34		785	758,853
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	2.232	%(c)	09/25/34		376	368,448
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250	%(c)	04/25/59		464	465,917

						16,290,286

TOTAL ASSET-BACKED SECURITIES (cost $108,263,630)						110,710,740

BANK LOANS(c) — 0.1%
Consumer Cyclical - Services — 0.0%
OBOL FRANCE 3 SAS (France)	3.750%		04/11/23	EUR	232	277,791

Gaming — 0.0%
CCM Merger, Inc.	3.984%		08/06/21		91	90,954

Hotels, Resorts & Cruise Lines — 0.1%
Parkdean Resorts Holdco Ltd. (United Kingdom)	4.502%		03/03/24	GBP	400	533,697

TOTAL BANK LOANS (cost $891,857)						902,442

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
Bank, Series 2017-BNK5, Class A3	3.020%		06/15/60	3,600	3,616,201
Bank, Series 2017-BNK6, Class A3	3.125%		07/15/60	4,400	4,452,621
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, IO	0.329	%(c)	05/10/47	27,500	756,883
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class XB, IO	0.690	%(c)	04/10/49	33,868	1,731,756
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class XB, IO	1.349	%(c)	07/10/49	9,100	892,882
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	1.882	%(c)	05/15/45	3,686	271,344
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	1,000	1,037,523
COMM Mortgage Trust, Series 2014-UBS4, Class XB, IO, 144A	0.204	%(c)	08/10/47	50,000	685,540
DBJPM Mortgage Trust, Series 2016-C3, Class A3	2.362%		09/10/49	1,500	1,449,850
DBJPM Mortgage Trust, Series 2017-C6, Class A3	3.269%		06/10/50	4,400	4,510,792
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $2,691,617; purchased 12/09/16)(f)	3.808	%(c)	12/10/36	3,000	2,853,396
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(c)	09/10/35	500	507,680
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	0.968	%(c)	01/25/20	19,102	385,266
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.052	%(c)	04/25/20	25,704	605,721
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.541	%(c)	06/25/20	11,701	434,979
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.683	%(c)	03/25/22	10,024	642,510
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.433	%(c)	05/25/22	11,166	631,254
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.875	%(c)	10/25/22	19,773	742,512
FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class X1, IO	1.014	%(c)	01/25/24	11,035	580,532
FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class X1, IO	0.547	%(c)	12/25/24	12,411	427,111
FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class X1, IO	0.612	%(c)	07/25/25	41,864	1,694,917
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.674	%(c)	11/25/25	12,627	565,518
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.892	%(c)	12/25/25	46,211	2,861,232
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.180	%(c)	01/25/26	31,383	2,579,389
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.193	%(c)	07/25/26	26,366	2,268,818
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	0.931	%(c)	08/25/26	41,909	2,911,682
FHLMC Multifamily Structured Pass-Through Certificates, Series K717, Class X1, IO	0.505	%(c)	09/25/21	11,547	205,438
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.317	%(c)	02/25/32	6,787	1,070,185
GS Mortgage Securities Trust, Series 2013-GC14, Class XA, IO	0.746	%(c)	08/10/46	37,361	1,165,057
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.329	%(c)	04/10/47	30,000	824,223
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(c)	06/10/47	35,000	768,348
GS Mortgage Securities Trust, Series 2014-GC24, Class XB, IO	0.021	%(c)	09/10/47	83,262	102,063
GS Mortgage Securities Trust, Series 2014-GC26, Class XB, IO	0.295	%(c)	11/10/47	56,483	1,313,682
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515%		03/15/49	1,500	1,543,886
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A3	3.342%		03/15/50	1,600	1,643,640
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.109%		07/15/50	4,600	4,644,674

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3	3.379%		09/15/50		5,100	5,250,569
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.818	%(c)	05/15/48		26,846	1,297,609
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A3	2.731%		11/15/49		2,211	2,182,713
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A2	2.982%		03/15/49		1,200	1,209,268
Morgan Stanley Capital I Trust, Series 2017-H1, Class A3	3.153%		06/15/50		4,500	4,549,802
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.383	%(c)	05/10/63		4,839	256,381
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class XB, IO	0.939	%(c)	07/15/48		24,000	1,692,382
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XB, IO	1.012	%(c)	10/15/49		20,910	1,646,982

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $71,587,286)						71,464,811

CORPORATE BONDS — 10.4%
Agriculture — 0.0%
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19		30	33,414

Airlines — 0.0%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		07/12/22		61	64,586
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		02/10/24		151	172,150
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		11/23/20		10	10,559
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		10/15/20		128	133,662
UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636%		01/02/24		77	83,320

						464,277

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25		250	256,534
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21		370	375,651
General Motors Financial Co., Inc., Gtd. Notes	3.950%		04/13/24		250	254,269

						886,454

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	1,234	1,502,802
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	450	577,163

						2,079,965

Banks — 2.7%
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(c)	12/29/49		935	976,757
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%		10/21/27		3,000	2,921,430
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25		1,500	1,563,148
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	%(c)	12/31/49		700	751,800
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%		12/08/21		600	608,527
Citigroup, Inc., Sub. Notes	4.400%		06/10/25		3,000	3,145,941
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(c)	12/31/49		2,120	2,214,298
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375	%(c)	12/31/49		700	731,500
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	3.500%		01/23/25		1,500	1,523,450
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900	%(c)	04/29/49		450	466,875
JPMorgan Chase & Co., Series V, Jr. Sub. Notes	5.000	%(c)	12/31/49		1,000	1,019,880

JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100	%(c)	12/31/49		1,980	2,185,425
JPMorgan Chase & Co., Series Z, Jr. Sub. Notes	5.300	%(c)	12/31/49		1,410	1,476,975
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(c)	12/31/49		1,415	1,464,525
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000%		12/02/22	EUR	1,800	2,159,109
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.375%		10/27/26	EUR	2,200	2,542,769

						25,752,409

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%		08/19/26		600	573,771

Building Materials — 0.0%
Owens Corning, Gtd. Notes	4.200%		12/15/22		270	286,725

Chemicals — 0.5%
CF Industries, Inc., Gtd. Notes(a)	3.450%		06/01/23		600	567,750
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39		152	256,768
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25		454	467,817
LYB International Finance II BV, Gtd. Notes	3.500%		03/02/27		1,900	1,902,992
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.125%		06/01/24		1,230	1,247,920

						4,443,247

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%		10/15/37		190	247,984
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		500	527,500

						775,484

Computers — 0.2%
DXC Technology Co., Sr. Unsec’d. Notes, 144A	2.875%		03/27/20		1,000	1,012,519
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	%(c)	10/05/17		158	158,272
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18		305	310,033
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23		675	740,812

						2,221,636

Diversified Financial Services — 0.0%
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		125	134,035
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	6.875%		05/02/18		100	6,300
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18		225	236,295

						376,630

Electric — 0.7%
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21		700	799,750
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%		06/15/21	EUR	505	627,140
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19		700	735,000
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19		650	673,969
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22		350	353,570
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24		900	887,625
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900%		07/15/27		865	871,865
NRG Energy, Inc., Gtd. Notes	6.625%		01/15/27		1,425	1,464,187
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18		50	52,375

						6,465,481

Electronics — 0.1%
Jabil, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22		655	695,283

Entertainment — 0.3%
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23		1,000	1,017,000

17

NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000%		08/01/18		1,000	1,000,000
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		750	836,250
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125%		11/01/24	EUR	200	250,799

						3,104,049

Food — 0.2%
Darling Global Finance BV, Gtd. Notes	4.750%		05/30/22	EUR	800	995,904
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23		675	671,625

						1,667,529

Forest & Paper Products — 0.0%
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		75	102,473

Healthcare-Products — 0.4%
Becton Dickinson & Co., Sr. Unsec’d. Notes	0.368%		06/06/19	EUR	2,300	2,740,919
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875%		07/24/37	EUR	950	1,127,536

						3,868,455

Healthcare-Services — 0.4%
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%		02/01/22		1,000	857,500
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%		07/15/20		600	578,250
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/01/21		500	503,125
HCA, Inc., Sr. Sec’d. Notes	6.500%		02/15/20		750	819,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%		04/01/22		1,000	1,076,000

						3,834,250

Home Builders — 0.2%
KB Home, Gtd. Notes	7.500%		09/15/22		1,000	1,137,500
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22		800	828,000

						1,965,500

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%		10/01/26	EUR	675	835,566

Insurance — 0.4%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		30	32,611
American International Group, Inc., Sr. Unsec’d. Notes	1.875%		06/21/27	EUR	2,100	2,520,030
Chubb Corp. (The), Gtd. Notes	3.554	%(c)	03/29/67		140	139,563
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35		90	112,327
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes	2.750%		05/04/26	EUR	1,000	1,278,489

						4,083,020

Internet — 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%		05/15/27	EUR	1,300	1,580,486

Leisure Time — 0.2%
Carnival Corp., Gtd. Notes	1.625%		02/22/21	EUR	1,500	1,862,275
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	8.500%		10/15/22		250	262,500

						2,124,775

Lodging — 0.1%
MGM Resorts International, Gtd. Notes	6.625%		12/15/21		500	562,500

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21		225	245,221

Media — 0.6%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37		415	521,162

21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39		60	80,935
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26		657	696,420
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26		1,000	1,062,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.875%	04/01/24		380	408,025
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27		675	726,044
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		700	715,526
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		800	817,744
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30		500	545,000
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19		300	330,080
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27		85	85,936

					5,989,372

Miscellaneous Manufacturing — 0.4%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		400	413,000
General Electric Co., Sr. Unsec’d. Notes	1.500%	05/17/29	EUR	850	1,008,199
General Electric Co., Sr. Unsec’d. Notes	2.125%	05/17/37	EUR	1,700	1,989,721
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19		200	221,592

					3,632,512

Office/Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes, 144A	4.070%	03/17/22		500	514,211

Oil & Gas — 0.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36		35	41,716
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21		170	162,775

					204,491

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	300	404,237
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		140	153,650
WestRock MWV LLC, Sr. Unsec’d. Notes	7.375%	09/01/19		450	497,062
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		175	181,442

					1,236,391

Pharmaceuticals — 0.3%
Allergan Funding SCS, Gtd. Notes	0.500%	06/01/21	EUR	900	1,071,194
Catalent Pharma Solutions, Inc., Gtd. Notes	4.750%	12/15/24	EUR	400	506,668
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	350	443,334
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750%	11/01/24		830	847,638

					2,868,834

Real Estate Investment Trusts (REITs) — 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%	03/24/25	EUR	1,700	2,081,571

Retail — 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		750	656,250
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	840	1,063,667

					1,719,917

Semiconductors — 0.0%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%		02/01/25		315	334,196

Software — 0.9%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.400%		01/15/21	EUR	2,800	3,324,852
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100%		07/15/24	EUR	2,300	2,718,195
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250%		08/15/21		90	89,373
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%		08/15/26		125	122,477
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23		1,130	1,218,987
Quintiles IMS, Inc., Gtd. Notes, 144A	3.500%		10/15/24	EUR	920	1,132,814

						8,606,698

Telecommunications — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.550%		09/14/37	GBP	1,000	1,292,526
AT&T, Inc., Sr. Unsec’d. Notes	5.250%		03/01/37		70	73,267
AT&T, Inc., Sr. Unsec’d. Notes	5.300%		08/14/58		1,000	1,000,246

						2,366,039

Transportation — 0.2%
FedEx Corp., Gtd. Notes	1.000%		01/11/23	EUR	500	601,057
FedEx Corp., Gtd. Notes	1.625%		01/11/27	EUR	490	583,250
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%		03/15/2105		300	373,607
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%		06/15/22		706	733,357

						2,291,271

TOTAL CORPORATE BONDS (cost $96,118,958)						100,874,103

MUNICIPAL BONDS — 0.1%
Puerto Rico
Commonwealth of Puerto Rico, GO	3.220	%(c)	07/01/20		300	301,047
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.950	%(t)	08/01/41		1,265	391,226

TOTAL MUNICIPAL BONDS (cost $610,626)						692,273

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%
Alba PLC (United Kingdom), Series 2007-1, Class B	0.537	%(c)	03/17/39	GBP	1,808	2,194,879
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A	1.201	%(c)	07/27/57		2,683	2,562,713
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.949	%(c)	09/26/45		552	551,379
CIM Trust, Series 2017-2, Class A1, 144A	3.227	%(c)	12/25/57		2,823	2,822,397
CIM Trust, Series 2017-3, Class A3, 144A	3.227	%(c)	01/25/57		2,806	2,846,142
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.682	%(c)	01/25/29		546	553,505
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2	3.424	%(c)	01/25/30		930	926,777
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.532	%(c)	10/25/27		1,000	1,118,379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.482	%(c)	11/25/28		720	744,582
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.304	%(c)	02/25/35		2,030	2,000,434

LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.232	%(c)	09/01/21		569	569,398
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.232	%(c)	05/01/22		6,591	6,547,822
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.232	%(c)	05/01/22		6,172	6,131,891
Paragon Mortgages PLC (United Kingdom), Series 11X, Class BB	0.149	%(c)	10/15/41	EUR	3,836	4,158,977
Paragon Mortgages PLC (United Kingdom), Series 12X, Class B1B	0.151	%(c)	11/15/38	EUR	1,359	1,469,380
Paragon Mortgages PLC (United Kingdom), Series 13X, Class B1B	0.049	%(c)	01/15/39	EUR	2,000	2,132,796
Ripon Mortgages PLC (United Kingdom), Series 2017-1A, Class B1, 144A	1.572	%(c)	08/20/56	GBP	3,900	5,115,174
RMAC Securities No.1 PLC (United Kingdom), Series 2006-NS3X, Class M1C	—	%(c)(p)	06/12/44	EUR	1,923	2,085,229
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1, 144A	1.504	%(c)	02/20/54	GBP	1,112	1,475,587
Towd Point Mortgage Funding PLC (United Kingdom), Series 2017-A11A, Class A2, 144A	1.254	%(c)	05/20/45	GBP	2,000	2,612,550

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $46,507,384)						48,619,991

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	275	485,122
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	815	1,244,346
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.625%		06/07/32	GBP	191	348,057

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,261,941)						2,077,525

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bonds(h)	2.500%		05/15/46		3,580	3,294,019
U.S. Treasury Bonds	2.875%		05/15/43		1,910	1,909,404
U.S. Treasury Bonds	2.875%		11/15/46		840	835,012
U.S. Treasury Bonds	3.000%		02/15/47		1,885	1,921,228
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		01/15/27		1,013	999,782
U.S. Treasury Notes	1.500%		07/15/20		1,380	1,379,839
U.S. Treasury Notes	1.500%		08/15/26		1,900	1,781,546
U.S. Treasury Notes	1.625%		11/15/22		1,000	986,562
U.S. Treasury Notes	1.750%		10/31/20		3,000	3,017,460
U.S. Treasury Notes	1.750%		01/31/23		16,000	15,849,376
U.S. Treasury Notes	1.750%		05/15/23		2,000	1,976,250
U.S. Treasury Notes	1.875%		04/30/22		6,825	6,841,796
U.S. Treasury Notes	1.875%		07/31/22		1,105	1,107,201
U.S. Treasury Notes(h)(k)	2.000%		02/15/25		5,000	4,943,750
U.S. Treasury Notes	2.125%		08/15/21		4,000	4,064,376
U.S. Treasury Notes	2.125%		02/29/24		1,000	1,003,828
U.S. Treasury Notes	2.125%		05/15/25		2,200	2,191,321
U.S. Treasury Notes	2.250%		04/30/21		8,400	8,579,483
U.S. Treasury Notes	2.250%		02/15/27		3,055	3,045,096
U.S. Treasury Notes	2.375%		05/15/27		1,515	1,525,829
U.S. Treasury Strips Coupon	1.881	%(s)	05/15/31		400	277,890
U.S. Treasury Strips Coupon	1.898	%(s)	08/15/29		400	294,201
U.S. Treasury Strips Coupon	2.100	%(s)	11/15/35		800	479,280
U.S. Treasury Strips Coupon	2.264	%(s)	08/15/40		800	403,363

TOTAL U.S. TREASURY OBLIGATIONS (cost $69,741,792)						68,707,892

		Shares
COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $44,526)			1,116	30,802

PREFERRED STOCK — 0.0%
Banks
Citigroup Capital XIII, 7.681% (Capital Security, fixed to floating preferred) (cost $100,000)			4,000	109,240

TOTAL LONG-TERM INVESTMENTS (cost $905,007,902)				936,976,481

SHORT-TERM INVESTMENTS — 7.3%
AFFILIATED MUTUAL FUNDS — 6.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			42,790,368	42,790,368
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $20,223,539; includes $20,204,526 of cash collateral for securities on loan)(b)(w)			20,220,837	20,222,859

TOTAL AFFILIATED MUTUAL FUNDS (cost $63,013,907)				63,013,227

OPTIONS PURCHASED* — 0.8%

	Counterparty	Notional Amount (000)#
Call Options — 0.4%
10 Year U.S. Treasury Note Futures, expiring 08/25/17, Strike Price $125.50			200	143,750
expiring 08/25/17, Strike Price $126.50			322	75,469
expiring 08/25/17, Strike Price $128.50			200	3,125
expiring 08/25/17, Strike Price $129.50			322	5,031
CDX.NA.IG.28.V1, expiring 08/16/17, Strike Price $55.00	Morgan Stanley		180,000	38,015
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	3,500	534,157
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	1,200	144,007
expiring 11/28/17, Strike Price 22.00	BNP Paribas	EUR	8,000	7,813
Currency Option Euro vs Turkish Lira, expiring 02/26/18, Strike Price 6.00	BNP Paribas	EUR	12,000	31,562
expiring 06/27/18, Strike Price 6.00	BNP Paribas	EUR	6,500	53,756
Currency Option Euro vs United States Dollar, expiring 02/26/18, Strike Price 1.30	Morgan Stanley	EUR	21,000	82,009
Currency Option United States Dollar vs Brazilian Real, expiring 09/27/17, Strike Price 4.75	Morgan Stanley		16,500	194
expiring 06/27/18, Strike Price 5.00	Hong Kong & Shanghai Bank		9,000	27,084
expiring 02/26/18, Strike Price 5.50	BNP Paribas		25,000	12,984
Currency Option United States Dollar vs Canadian Dollar, expiring 07/30/19, Strike Price 1.30	Hong Kong & Shanghai Bank		20,000	581,916
expiring 01/30/19, Strike Price 1.50	Citigroup Global Markets		20,000	75,833
Currency Option United States Dollar vs Chinese Renminbi, expiring 11/28/18, Strike Price 7.75	Morgan Stanley		12,500	51,054

expiring 11/30/17, Strike Price 8.75	Hong Kong & Shanghai Bank		25,000	95
expiring 11/28/18, Strike Price 8.75	JPMorgan Chase		25,000	31,684
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 18,000.00	BNP Paribas		9,000	2,193
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		7,700	180,661
expiring 09/27/17, Strike Price 22.50	Citigroup Global Markets		7,000	571
expiring 01/12/18, Strike Price 24.00	JPMorgan Chase		24,000	23,243
expiring 09/27/17, Strike Price 25.00	JPMorgan Chase		14,000	194
expiring 09/27/17, Strike Price 26.00	JPMorgan Chase		12,000	93
Currency Option United States Dollar vs Russian Ruble, expiring 03/27/18, Strike Price 90.00	Morgan Stanley		13,000	35,545
Currency Option United States Dollar vs South African Rand, expiring 11/28/18, Strike Price 24.00	Hong Kong & Shanghai Bank		9,000	57,384
expiring 11/08/17, Strike Price 25.00	Credit Suisse First Boston Corp.		9,000	305
Currency Option United States Dollar vs South Korean Won, expiring 04/26/19, Strike Price 1,250.00	JPMorgan Chase		11,000	266,807
expiring 02/26/18, Strike Price 1,500.00	Morgan Stanley		12,000	15,881
expiring 07/27/18, Strike Price 1,500.00	Morgan Stanley		7,000	26,838
expiring 10/27/17, Strike Price 1,550.00	JPMorgan Chase		11,000	740
Currency Option United States Dollar vs Turkish Lira, expiring 09/28/17, Strike Price 4.00	BNP Paribas		4,000	4,430
expiring 11/08/17, Strike Price 5.00	BNP Paribas		5,000	1,263
expiring 11/29/18, Strike Price 5.00	Credit Suisse First Boston Corp.		8,000	136,934
expiring 09/04/17, Strike Price 6.50	Morgan Stanley		8,000	1
Interest Rate Swaptions,
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		97,060	16,141
Receive a fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		13,305	25
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		96,100	3,454
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		97,060	493,412
Receive a fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		13,305	43,576
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		96,100	148,167
iTraxx.XO.27.V1, expiring 08/16/17, Strike Price 225.00	Citigroup Global Markets	EUR	87,000	70,676

				3,428,072

Put Options — 0.4%
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price $106.00	Citigroup Global Markets		37,000	128,929
CDX.NA.IG.28.V1, expiring 08/16/17, Strike Price $72.50	Morgan Stanley		180,000	9,857

Currency Option Australian Dollar vs Japanese Yen, expiring 10/05/17, Strike Price 60.00	BNP Paribas	AUD	74,000	422
expiring 03/26/18, Strike Price 61.00	BNP Paribas	AUD	77,000	66,377
expiring 12/27/17, Strike Price 67.00	BNP Paribas	AUD	116,000	58,758
expiring 12/27/17, Strike Price 76.00	Morgan Stanley	AUD	58,000	130,608
expiring 06/26/19, Strike Price 80.00	BNP Paribas	AUD	77,000	2,684,878
Currency Option Euro vs United States Dollar, expiring 02/26/18, Strike Price 1.00	JPMorgan Chase	EUR	21,000	9,953
expiring 02/26/20, Strike Price 1.00	BNP Paribas	EUR	21,000	152,817
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Morgan Stanley		4,000	672,190
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 13,200.00	Morgan Stanley		9,000	31,094
Interest Rate Swaptions,
Pay a fixed rate of 2.01% and receive a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	5,240	44,404
Pay a fixed rate of 2.35% and receive a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	7,950	11,371
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		5,430	162,274
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		510	15,241
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		5,430	14,788
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		510	1,389
iTraxx.XO.27.V1, expiring 08/16/17, Strike Price 300.00	Citigroup Global Markets	EUR	87,000	15,742
expiring 09/20/17, Strike Price 425.00	Citigroup Global Markets	EUR	87,000	25,305

				4,236,397

TOTAL OPTIONS PURCHASED (cost $13,110,948)				7,664,469

TOTAL SHORT-TERM INVESTMENTS (cost $76,124,855)				70,677,696

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.7% (cost $981,132,757)(x)				1,007,654,177

OPTIONS WRITTEN* — (1.0)%
Call Options — (0.6)%
10 Year U.S. Treasury Note Futures, expiring 08/25/17, Strike Price $127.00			400	(50,000)
expiring 08/25/17, Strike Price $128.00			644	(20,125)
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price $108.00	Citigroup Global Markets		37,000	(59,866)
CDX.NA.IG.28.V1, expiring 08/16/17, Strike Price $60.00	Morgan Stanley		180,000	(257,643)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	3,500	(230,296)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	1,200	(53,538)

expiring 09/26/18, Strike Price 22.00	BNP Paribas	EUR	8,000	(149,115)
Currency Option Euro vs Turkish Lira, expiring 06/27/18, Strike Price 6.00	Credit Suisse First Boston Corp.	EUR	6,500	(53,554)
expiring 04/26/19, Strike Price 6.00	BNP Paribas	EUR	12,000	(447,229)
Currency Option Euro vs United States Dollar, expiring 02/26/20, Strike Price 1.30	Morgan Stanley	EUR	21,000	(947,830)
Currency Option United States Dollar vs Brazilian Real, expiring 09/26/18, Strike Price 4.75	Morgan Stanley		16,500	(121,489)
expiring 06/27/18, Strike Price 5.00	Credit Suisse First Boston Corp.		9,000	(27,084)
expiring 04/26/19, Strike Price 5.00	Hong Kong & Shanghai Bank		12,500	(170,460)
expiring 02/26/18, Strike Price 5.50	Hong Kong & Shanghai Bank		12,500	(6,492)
Currency Option United States Dollar vs Canadian Dollar, expiring 07/30/19, Strike Price 1.40	Hong Kong & Shanghai Bank		40,000	(531,985)
Currency Option United States Dollar vs Chinese Renminbi, expiring 11/28/18, Strike Price 7.75	Hong Kong & Shanghai Bank		12,500	(51,054)
expiring 11/28/18, Strike Price 8.75	Morgan Stanley		25,000	(31,684)
Currency Option United States Dollar vs Indonesian Rupiah, expiring 02/26/18, Strike Price 16,000.00	BNP Paribas		9,000	(22,729)
expiring 11/28/17, Strike Price 18,000.00	Morgan Stanley		9,000	(2,193)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		7,700	(62,249)
expiring 09/27/17, Strike Price 22.50	JPMorgan Chase		7,000	(571)
expiring 03/27/19, Strike Price 24.00	JPMorgan Chase		24,000	(535,051)
expiring 09/27/17, Strike Price 25.00	Citigroup Global Markets		14,000	(194)
expiring 01/29/19, Strike Price 30.00	Morgan Stanley		10,000	(67,135)
Currency Option United States Dollar vs Russian Ruble, expiring 06/27/19, Strike Price 90.00	Morgan Stanley		13,000	(311,181)
Currency Option United States Dollar vs South African Rand, expiring 06/26/19, Strike Price 20.00	Hong Kong & Shanghai Bank		13,000	(359,414)
expiring 11/28/18, Strike Price 24.00	Credit Suisse First Boston Corp.		9,000	(57,384)
Currency Option United States Dollar vs South Korean Won, expiring 04/26/19, Strike Price 1,400.00	JPMorgan Chase		22,000	(293,177)
expiring 07/27/18, Strike Price 1,500.00	Citigroup Global Markets		7,000	(26,838)
expiring 05/29/19, Strike Price 1,500.00	Morgan Stanley		12,000	(123,175)
Currency Option United States Dollar vs Turkish Lira, expiring 09/28/17, Strike Price 4.00	Morgan Stanley		4,000	(4,430)
expiring 11/08/17, Strike Price 5.00	BNP Paribas		5,000	(1,262)
expiring 11/29/18, Strike Price 5.00	Credit Suisse First Boston Corp.		8,000	(136,934)
expiring 11/29/18, Strike Price 6.00	Credit Suisse First Boston Corp.		8,000	(56,928)
Interest Rate Swaptions,
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		97,060	(80,125)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		97,060	(127,254)

Pay a fixed rate of 1.75% and receive a floating rate based on 3 Month LIBOR, expiring 08/30/17	JPMorgan Chase		13,305	(1,471)
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		96,100	(22,592)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		96,100	(30,414)
iTraxx.XO.27.V1, expiring 08/16/17, Strike Price 237.50	Citigroup Global Markets	EUR	87,000	(335,400)

				(5,867,545)

Put Options — (0.4)%
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price $104.00	Citigroup Global Markets		37,000	(50,385)
CDX.NA.IG.28.V1, expiring 08/16/17, Strike Price $90.00	Morgan Stanley		180,000	(765)
Currency Option Australian Dollar vs Japanese Yen, expiring 12/27/17, Strike Price 67.00	Morgan Stanley	AUD	116,000	(58,758)
expiring 06/26/19, Strike Price 70.00	BNP Paribas	AUD	154,000	(2,462,995)
expiring 12/27/17, Strike Price 76.00	BNP Paribas	AUD	58,000	(130,608)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	3,500	(5,672)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	1,200	(5,415)
Currency Option Euro vs United States Dollar, expiring 02/26/18, Strike Price 1.00	BNP Paribas	EUR	21,000	(9,952)
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Citigroup Global Markets		4,000	(672,190)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		7,700	(142,246)
Interest Rate Swaptions,
Receive a fixed rate of 2.15% and pay a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	7,950	(48,379)
Receive a fixed rate of 2.21% and pay a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	5,240	(8,325)
Receive a fixed rate of 3.05% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		5,430	(72,259)
Receive a fixed rate of 3.05% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		510	(6,787)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		5,430	(30,499)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		510	(2,865)
iTraxx.XO.27.V1, expiring 08/16/17, Strike Price 350.00	Citigroup Global Markets	EUR	87,000	(8,390)
expiring 12/20/17, Strike Price 425.00	Citigroup Global Markets	EUR	87,000	(149,213)

				(3,865,703)

TOTAL OPTIONS WRITTEN (premiums received $15,681,395)				(9,733,248)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.7% (cost $965,451,362)				997,920,929
Liabilities in excess of other assets(z) — (2.7)%				(26,021,476)

NET ASSETS — 100.0%				$971,899,453

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
Bobl	Bundesobligationen
bps	Basis Points
BROIS	Brazil Overnight Interbank Deposit
BUBOR	Budapest Interbank Offered Rate
CABs	Capital Appreciation Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage Backed Securities Index
COOIS	Colombia Overnight Interbank Reference Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonized Index of Consumer Prices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimiilables du Tresor (French Treasury Bond)
OTC	Over-the-counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
SIBOR	Singapore Interbank Offered Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TAIBOR	Taiwan Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
ARS	Argentine Peso
AUD	Australian Dollar

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,609,167 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,372,081; cash collateral of $20,204,526 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the original cost of such security is $2,691,617. The value of $2,853,396 is 0.3% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of July 31, 2017.
(s)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(t)	Represents a zero coupon or step bond. Rate quoted represents effective yield at July 31, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$987,715,980

Appreciation	36,904,245
Depreciation	(16,966,048)

Net Unrealized Appreciation	$19,938,197

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
933	5 Year U.S. Treasury Notes	Sep. 2017	$110,331,044	$110,232,492	$(98,552)
10	10 Year Australian Treasury Bonds	Sep. 2017	1,038,980	1,031,636	(7,344)
1	10 Year Japanese Bonds	Sep. 2017	1,358,978	1,362,057	3,079
142	10 Year U.K. Gilt	Sep. 2017	23,935,653	23,610,460	(325,193)
1,327	10 Year U.S. Treasury Notes	Sep. 2017	167,207,922	167,056,859	(151,063)
249	10 Year U.S. Ultra Treasury Notes	Sep. 2017	33,542,675	33,626,672	83,997
498	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	81,260,452	81,921,000	660,548
248	Euro-OAT	Sep. 2017	43,578,841	43,679,049	100,208

					265,680

	Short Positions:
421	2 Year U.S. Treasury Notes	Sep. 2017	91,073,700	91,080,719	(7,019)
246	5 Year Euro-Bobl	Sep. 2017	38,711,259	38,457,703	253,556
75	10 Year Euro-Bund	Sep. 2017	14,566,434	14,378,685	187,749
183	20 Year U.S. Treasury Bonds	Sep. 2017	28,217,731	27,993,281	224,450
87	30 Year Euro Buxl	Sep. 2017	16,701,317	16,696,782	4,535
78	Euro Schatz. DUA Index	Sep. 2017	10,354,101	10,348,107	5,994

					669,265

					$934,945

Securities with a combined market value of $6,014,132 have been segregated with J.P. Morgan Securities LLC to cover requirements for open futures contracts at July 31, 2017.

Forward foreign currency exchange contracts outstanding at July 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso, Expiring 08/02/17	Citigroup Global Markets	ARS	26,297	$1,652,845	$1,490,425	$(162,420)
Expiring 08/10/17	Citigroup Global Markets	ARS	18,344	1,135,835	1,032,741	(103,094)
Expiring 08/17/17	Citigroup Global Markets	ARS	21,087	1,271,841	1,181,615	(90,226)
Expiring 08/17/17	Citigroup Global Markets	ARS	7,407	442,992	415,041	(27,951)
Expiring 09/25/17	Citigroup Global Markets	ARS	34,162	2,004,834	1,870,551	(134,283)
Australian Dollar, Expiring 10/13/17	Citigroup Global Markets	AUD	1,320	1,045,000	1,054,703	9,703
Expiring 10/13/17	JPMorgan Chase	AUD	1,751	1,386,370	1,399,181	12,811
Expiring 10/13/17	UBS AG	AUD	1,058	826,000	845,337	19,337

Expiring 10/31/17	Citigroup Global Markets	AUD	576	459,000	459,886	886
Expiring 12/29/17	Morgan Stanley	AUD	4,008	3,193,897	3,199,999	6,102
Brazilian Real, Expiring 08/02/17	Citigroup Global Markets	BRL	7,422	2,228,193	2,380,069	151,876
Expiring 08/02/17	Citigroup Global Markets	BRL	1,055	313,738	338,403	24,665
Expiring 08/02/17	UBS AG	BRL	7,449	2,215,467	2,388,784	173,317
Expiring 08/02/17	UBS AG	BRL	3,685	1,111,296	1,181,591	70,295
Expiring 10/31/17	Citigroup Global Markets	BRL	903	281,000	285,105	4,105
Expiring 11/03/17	Citigroup Global Markets	BRL	10,539	3,290,467	3,324,220	33,753
Expiring 11/03/17	Citigroup Global Markets	BRL	5,382	1,685,494	1,697,679	12,185
Expiring 11/03/17	UBS AG	BRL	4,571	1,422,546	1,441,850	19,304
Expiring 11/20/17	Citigroup Global Markets	BRL	5,658	1,368,319	1,780,333	412,014
Expiring 06/29/18	Hong Kong & Shanghai Bank	BRL	1,600	464,000	487,796	23,796
Expiring 07/31/18	UBS AG	BRL	10,312	3,089,818	3,130,120	40,302
British Pound, Expiring 10/27/17	Hong Kong & Shanghai Bank	GBP	1,089	1,433,200	1,441,534	8,334
Expiring 10/27/17	JPMorgan Chase	GBP	390	512,471	516,665	4,194
Canadian Dollar, Expiring 10/13/17	Bank of America	CAD	388	310,587	311,618	1,031
Expiring 10/13/17	JPMorgan Chase	CAD	1,604	1,272,000	1,288,156	16,156
Expiring 10/13/17	UBS AG	CAD	10,389	8,062,783	8,340,897	278,114
Expiring 10/13/17	UBS AG	CAD	2,206	1,760,000	1,771,414	11,414
Expiring 01/31/19	Citigroup Global Markets	CAD	4,291	3,334,000	3,447,370	113,370
Chilean Peso, Expiring 10/12/17	Citigroup Global Markets	CLP	2,013,349	3,066,558	3,093,104	26,546
Expiring 10/12/17	Citigroup Global Markets	CLP	915,211	1,397,149	1,406,037	8,888
Chinese Renminbi, Expiring 11/30/18	Citigroup Global Markets	CNH	11,274	1,630,057	1,644,939	14,882
Expiring 11/30/18	JPMorgan Chase	CNH	2,601	375,000	379,441	4,441
Expiring 11/30/18	Morgan Stanley	CNH	703	94,000	102,499	8,499
Czech Koruna, Expiring 10/06/17	Citigroup Global Markets	CZK	5,786	257,000	263,932	6,932
Expiring 10/06/17	UBS AG	CZK	85,274	3,747,546	3,889,673	142,127
Expiring 10/06/17	UBS AG	CZK	85,274	3,747,546	3,889,673	142,127
Expiring 10/06/17	UBS AG	CZK	51,251	2,290,211	2,337,747	47,536
Expiring 10/06/17	UBS AG	CZK	39,629	1,784,872	1,807,642	22,770
Expiring 10/06/17	UBS AG	CZK	10,371	467,410	473,080	5,670
Expiring 10/20/17	JPMorgan Chase	CZK	12,635	573,300	576,770	3,470
Danish Krone, Expiring 10/20/17	BNP Paribas	DKK	2,957	458,400	472,841	14,441
Expiring 10/20/17	Goldman Sachs & Co.	DKK	4,355	681,396	696,402	15,006
Euro, Expiring 10/27/17	BNP Paribas	EUR	810	955,400	962,959	7,559

Expiring 10/27/17	BNP Paribas	EUR	355	415,440	422,590	7,150
Expiring 10/27/17	Citigroup Global Markets	EUR	823	974,258	978,408	4,150
Expiring 10/27/17	Goldman Sachs & Co.	EUR	4,052	4,808,676	4,819,812	11,136
Expiring 10/27/17	JPMorgan Chase	EUR	2,081	2,439,470	2,475,140	35,670
Expiring 10/27/17	Morgan Stanley	EUR	588	694,458	699,539	5,081
Expiring 10/27/17	UBS AG	EUR	2,744	3,238,300	3,263,694	25,394
Expiring 10/27/17	UBS AG	EUR	1,995	2,351,943	2,373,127	21,184
Expiring 10/27/17	UBS AG	EUR	380	449,000	452,521	3,521
Expiring 10/27/17	UBS AG	EUR	331	387,000	393,391	6,391
Expiring 10/31/17	UBS AG	EUR	218	255,000	258,805	3,805
Expiring 02/28/18	Citigroup Global Markets	EUR	1,359	1,606,132	1,627,691	21,559
Expiring 02/28/18	JPMorgan Chase	EUR	2,370	2,628,449	2,839,378	210,929
Expiring 02/28/20	BNP Paribas	EUR	5,554	6,285,740	6,937,653	651,913
Expiring 02/28/20	Morgan Stanley	EUR	4,574	5,300,809	5,713,508	412,699
Hungarian Forint, Expiring 10/20/17	Bank of America	HUF	170,973	641,800	668,129	26,329
Expiring 10/20/17	Citigroup Global Markets	HUF	1,272,929	4,808,585	4,974,345	165,760
Expiring 10/20/17	UBS AG	HUF	1,272,929	4,806,224	4,974,345	168,121
Indian Rupee, Expiring 08/08/17	Citigroup Global Markets	INR	468,962	7,242,096	7,301,895	59,799
Expiring 08/08/17	Citigroup Global Markets	INR	312,641	4,820,991	4,867,930	46,939
Expiring 08/08/17	Citigroup Global Markets	INR	67,661	1,042,220	1,053,503	11,283
Expiring 08/08/17	Citigroup Global Markets	INR	28,240	440,000	439,708	(292)
Expiring 08/08/17	UBS AG	INR	468,962	7,230,093	7,301,895	71,802
Indonesian Rupiah, Expiring 08/21/17	Citigroup Global Markets	IDR	6,363,168	476,000	476,436	436
Expiring 08/21/17	Goldman Sachs & Co.	IDR	18,513,295	1,383,499	1,386,164	2,665
Expiring 08/21/17	UBS AG	IDR	17,672,313	1,323,075	1,323,197	122
Expiring 10/17/17	Barclays Capital Group	IDR	35,071,045	2,595,740	2,609,601	13,861
Expiring 10/17/17	Citigroup Global Markets	IDR	35,071,045	2,583,692	2,609,601	25,909
Expiring 10/31/17	Barclays Capital Group	IDR	14,526,813	1,080,454	1,079,299	(1,155)
Expiring 10/31/17	Citigroup Global Markets	IDR	5,692,337	427,000	422,924	(4,076)
Japanese Yen, Expiring 10/27/17	Bank of America	JPY	49,565	449,059	451,463	2,404
Expiring 10/27/17	Citigroup Global Markets	JPY	16,424,455	147,776,356	149,600,739	1,824,383
Expiring 10/27/17	Citigroup Global Markets	JPY	76,350	693,747	695,425	1,678
Expiring 10/27/17	JPMorgan Chase	JPY	185,435	1,668,636	1,689,020	20,384
Expiring 10/27/17	JPMorgan Chase	JPY	31,480	282,167	286,729	4,562
Expiring 10/27/17	UBS AG	JPY	103,088	936,730	938,967	2,237
Expiring 10/27/17	UBS AG	JPY	44,801	405,000	408,064	3,064
Malaysian Ringgit, Expiring 09/15/17	Barclays Capital Group	MYR	4,901	1,137,963	1,142,475	4,512
Expiring 09/15/17	Citigroup Global Markets	MYR	724	169,100	168,805	(295)

Mexican Peso, Expiring 08/08/17	Citigroup Global Markets	MXN	120,012	6,457,277	6,731,493	274,216
Expiring 08/08/17	Citigroup Global Markets	MXN	40,537	2,186,255	2,273,721	87,466
Expiring 08/08/17	Goldman Sachs & Co.	MXN	121,830	6,602,148	6,833,486	231,338
Expiring 08/08/17	UBS AG	MXN	121,830	6,600,574	6,833,486	232,912
Expiring 08/08/17	UBS AG	MXN	6,501	355,669	364,636	8,967
Expiring 09/29/17	Citigroup Global Markets	MXN	41,685	1,938,000	2,318,840	380,840
Expiring 10/31/17	Morgan Stanley	MXN	756	42,251	41,820	(431)
Expiring 03/27/18	Citigroup Global Markets	MXN	62,863	3,160,000	3,401,430	241,430
New Taiwanese Dollar, Expiring 08/08/17	UBS AG	TWD	71,976	2,399,000	2,384,583	(14,417)
New Zealand Dollar, Expiring 10/13/17	Citigroup Global Markets	NZD	1,874	1,377,000	1,405,271	28,271
Norwegian Krone, Expiring 10/20/17	Citigroup Global Markets	NOK	2,141	266,000	272,714	6,714
Peruvian Nuevo Sol, Expiring 10/24/17	Citigroup Global Markets	PEN	8,747	2,676,690	2,677,089	399
Expiring 10/24/17	Citigroup Global Markets	PEN	3,010	919,647	921,051	1,404
Philippine Peso, Expiring 10/12/17	Citigroup Global Markets	PHP	163,682	3,206,300	3,233,688	27,388
Expiring 10/12/17	Citigroup Global Markets	PHP	46,125	899,300	911,246	11,946
Expiring 10/12/17	Citigroup Global Markets	PHP	29,065	568,000	574,198	6,198
Polish Zloty, Expiring 10/20/17	Bank of America	PLN	1,680	458,400	467,244	8,844
Expiring 10/20/17	JPMorgan Chase	PLN	22,990	6,291,274	6,393,407	102,133
Russian Ruble, Expiring 08/25/17	Citigroup Global Markets	RUB	67,255	1,127,479	1,118,833	(8,646)
Expiring 10/06/17	Barclays Capital Group	RUB	360,699	5,976,531	5,948,328	(28,203)
Expiring 10/06/17	Citigroup Global Markets	RUB	69,021	1,154,340	1,138,236	(16,104)
Expiring 03/28/18	Morgan Stanley	RUB	28,497	452,000	455,319	3,319
Singapore Dollar, Expiring 08/11/17	Citigroup Global Markets	SGD	585	428,000	432,101	4,101
Expiring 08/11/17	Goldman Sachs & Co.	SGD	6,728	4,922,808	4,965,935	43,127
Expiring 08/11/17	UBS AG	SGD	6,202	4,467,923	4,577,220	109,297
South African Rand, Expiring 10/31/17	Citigroup Global Markets	ZAR	32,552	2,470,442	2,432,987	(37,455)
Expiring 11/30/18	Hong Kong & Shanghai Bank	ZAR	4,425	316,000	311,788	(4,212)
South Korean Won, Expiring 08/21/17	Citigroup Global Markets	KRW	7,913,150	7,078,711	7,072,417	(6,294)
Expiring 08/21/17	Citigroup Global Markets	KRW	2,637,598	2,359,000	2,357,366	(1,634)

Expiring 08/21/17	Citigroup Global Markets	KRW	2,424,790	2,171,000	2,167,168	(3,832)
Expiring 08/21/17	Citigroup Global Markets	KRW	462,986	405,925	413,796	7,871
Expiring 08/21/17	Citigroup Global Markets	KRW	385,326	343,000	344,387	1,387
Expiring 08/21/17	UBS AG	KRW	1,003,730	900,150	897,089	(3,061)
Expiring 10/31/17	Barclays Capital Group	KRW	840,266	754,569	751,680	(2,889)
Expiring 10/31/17	Citigroup Global Markets	KRW	355,334	319,000	317,873	(1,127)
Expiring 07/31/18	Morgan Stanley	KRW	356,400	324,000	320,614	(3,386)
Swedish Krona, Expiring 10/20/17	UBS AG	SEK	27,222	3,306,043	3,387,264	81,221
Expiring 10/20/17	UBS AG	SEK	23,173	2,866,303	2,883,507	17,204
Expiring 10/20/17	UBS AG	SEK	3,176	388,000	395,171	7,171
Thai Baht, Expiring 08/11/17	Citigroup Global Markets	THB	106,652	3,172,900	3,205,280	32,380
Expiring 08/11/17	Citigroup Global Markets	THB	95,024	2,846,900	2,855,804	8,904
Expiring 08/11/17	Citigroup Global Markets	THB	63,047	1,824,312	1,894,796	70,484
Expiring 08/11/17	Citigroup Global Markets	THB	13,636	406,000	409,796	3,796
Turkish Lira, Expiring 09/22/17	UBS AG	TRY	31,393	8,561,579	8,775,690	214,111
Expiring 09/22/17	UBS AG	TRY	5,114	1,425,836	1,429,687	3,851
Expiring 09/29/17	BNP Paribas	TRY	1,285	384,000	358,462	(25,538)
Expiring 10/31/17	Citigroup Global Markets	TRY	536	148,000	148,258	258
Expiring 11/30/18	Citigroup Global Markets	TRY	3,526	878,161	880,075	1,914
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	4,298	1,000,000	1,072,873	72,873

				$404,937,437	$412,384,941	$7,447,504

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso, Expiring 08/10/17	Citigroup Global Markets	ARS	20,502	$1,154,080	$1,154,243	$(163)
Expiring 08/17/17	Citigroup Global Markets	ARS	27,478	1,538,780	1,539,745	(965)
Australian Dollar, Expiring 10/13/17	Citigroup Global Markets	AUD	18,454	13,993,897	14,748,718	(754,821)
Brazilian Real, Expiring 08/02/17	Citigroup Global Markets	BRL	10,539	3,342,014	3,379,578	(37,564)
Expiring 08/02/17	UBS AG	BRL	9,072	2,714,999	2,909,268	(194,269)
Expiring 11/20/17	Morgan Stanley	BRL	5,658	1,200,000	1,780,333	(580,333)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	3,334	857,143	1,016,761	(159,618)

Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	2,927	813,000	892,502	(79,502)
Expiring 09/28/18	Morgan Stanley	BRL	6,902	1,980,000	2,075,713	(95,713)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	5,296	1,458,000	1,538,831	(80,831)
British Pound, Expiring 10/27/17	Citigroup Global Markets	GBP	13,009	17,020,663	17,215,413	(194,750)
Expiring 10/27/17	UBS AG	GBP	1,019	1,327,000	1,348,280	(21,280)
Expiring 10/27/17	UBS AG	GBP	621	821,418	822,169	(751)
Canadian Dollar, Expiring 10/13/17	UBS AG	CAD	1,176	931,000	944,260	(13,260)
Expiring 01/31/19	Morgan Stanley	CAD	2,621	2,106,173	2,105,349	824
Expiring 07/31/19	Hong Kong & Shanghai Bank	CAD	541	434,000	434,213	(213)
Chilean Peso, Expiring 10/12/17	Citigroup Global Markets	CLP	5,347,883	7,999,705	8,215,942	(216,237)
Expiring 10/12/17	Citigroup Global Markets	CLP	756,401	1,130,306	1,162,057	(31,751)
Chinese Renminbi, Expiring 11/30/18	Hong Kong & Shanghai Bank	CNH	15,240	2,156,000	2,223,530	(67,530)
Colombian Peso, Expiring 10/12/17	Barclays Capital Group	COP	3,667,830	1,187,000	1,217,723	(30,723)
Expiring 10/12/17	Citigroup Global Markets	COP	4,766,754	1,524,337	1,582,567	(58,230)
Expiring 10/12/17	UBS AG	COP	2,749,760	900,150	912,923	(12,773)
Euro, Expiring 10/27/17	Citigroup Global Markets	EUR	7,100	8,378,291	8,445,438	(67,147)
Expiring 10/27/17	Goldman Sachs & Co.	EUR	2,800	3,284,990	3,330,595	(45,605)
Expiring 10/27/17	Goldman Sachs & Co.	EUR	1,218	1,429,457	1,448,930	(19,473)
Expiring 10/27/17	JPMorgan Chase	EUR	62,544	73,260,759	74,395,973	(1,135,214)
Expiring 10/27/17	UBS AG	EUR	834	988,183	992,463	(4,280)
Expiring 10/31/17	JPMorgan Chase	EUR	246	289,000	293,209	(4,209)
Expiring 02/28/18	BNP Paribas	EUR	5,554	5,973,327	6,653,967	(680,640)
Hong Kong Dollar, Expiring 08/17/17	Morgan Stanley	HKD	5,239	673,994	671,054	2,940
Indian Rupee, Expiring 08/08/17	UBS AG	INR	172,092	2,658,000	2,679,534	(21,534)
Indonesian Rupiah, Expiring 11/30/17	Morgan Stanley	IDR	43,041,375	2,925,000	3,186,869	(261,869)
Expiring 02/28/18	BNP Paribas	IDR	9,951,025	707,000	729,141	(22,141)
Israeli Shekel, Expiring 10/20/17	Goldman Sachs & Co.	ILS	6,639	1,868,573	1,870,659	(2,086)
Expiring 10/20/17	UBS AG	ILS	3,799	1,068,639	1,070,365	(1,726)
Japanese Yen, Expiring 10/27/17	Goldman Sachs & Co.	JPY	141,100	1,274,677	1,285,197	(10,520)
Expiring 10/27/17	UBS AG	JPY	145,178	1,306,000	1,322,346	(16,346)
Expiring 10/31/17	Citigroup Global Markets	JPY	37,633	342,000	342,844	(844)
Expiring 12/29/17	Citigroup Global Markets	JPY	359,548	3,247,795	3,285,948	(38,153)
Malaysian Ringgit, Expiring 09/15/17	Barclays Capital Group	MYR	8,558	1,984,700	1,994,883	(10,183)

Mexican Peso, Expiring 08/08/17	Citigroup Global Markets	MXN	205,029	11,233,050	11,500,137	(267,087)
Expiring 08/08/17	Citigroup Global Markets	MXN	20,527	1,129,868	1,151,377	(21,509)
Expiring 08/08/17	Goldman Sachs & Co.	MXN	20,068	1,107,733	1,125,603	(17,870)
Expiring 09/29/17	Citigroup Global Markets	MXN	43,925	2,153,000	2,443,448	(290,448)
Expiring 09/29/17	JPMorgan Chase	MXN	7,338	376,000	408,207	(32,207)
Expiring 10/31/17	Citigroup Global Markets	MXN	3,950	219,000	218,603	397
Expiring 01/31/19	Morgan Stanley	MXN	42,503	1,834,000	2,200,666	(366,666)
Expiring 03/29/19	JPMorgan Chase	MXN	26,510	1,262,000	1,361,775	(99,775)
New Taiwanese Dollar, Expiring 08/08/17	Citigroup Global Markets	TWD	18,411	605,027	609,960	(4,933)
Expiring 08/08/17	UBS AG	TWD	390,913	12,992,526	12,951,037	41,489
New Zealand Dollar, Expiring 10/13/17	Citigroup Global Markets	NZD	17,843	12,946,026	13,382,355	(436,329)
Norwegian Krone, Expiring 10/20/17	Citigroup Global Markets	NOK	6,085	755,714	775,165	(19,451)
Philippine Peso, Expiring 10/12/17	Citigroup Global Markets	PHP	171,586	3,380,000	3,389,841	(9,841)
Expiring 10/12/17	Citigroup Global Markets	PHP	148,527	2,914,000	2,934,285	(20,285)
Expiring 10/12/17	Citigroup Global Markets	PHP	47,012	921,000	928,776	(7,776)
Polish Zloty, Expiring 10/20/17	UBS AG	PLN	6,509	1,784,872	1,810,145	(25,273)
Expiring 10/20/17	UBS AG	PLN	1,709	467,410	475,151	(7,741)
Russian Ruble, Expiring 06/28/19	Morgan Stanley	RUB	145,904	2,166,000	2,159,900	6,100
Singapore Dollar, Expiring 08/11/17	Citigroup Global Markets	SGD	1,534	1,106,925	1,132,096	(25,171)
Expiring 08/11/17	UBS AG	SGD	17,254	12,516,889	12,734,399	(217,510)
Expiring 08/11/17	UBS AG	SGD	1,862	1,343,610	1,373,905	(30,295)
Expiring 08/11/17	UBS AG	SGD	1,550	1,120,497	1,143,661	(23,164)
Expiring 08/11/17	UBS AG	SGD	1,372	987,280	1,012,903	(25,623)
South African Rand, Expiring 09/22/17	Citigroup Global Markets	ZAR	61,539	4,538,534	4,628,201	(89,667)
Expiring 09/22/17	Citigroup Global Markets	ZAR	12,602	925,000	947,760	(22,760)
Expiring 09/22/17	Goldman Sachs & Co.	ZAR	61,539	4,508,773	4,628,201	(119,428)
Expiring 09/22/17	UBS AG	ZAR	15,565	1,133,179	1,170,572	(37,393)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	14,269	740,000	1,064,804	(324,804)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	7,157	450,000	534,112	(84,112)
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	12,230	781,000	861,838	(80,838)
Expiring 06/28/19	Hong Kong & Shanghai Bank	ZAR	28,706	1,986,000	1,959,228	26,772

South Korean Won, Expiring 08/21/17	Citigroup Global Markets	KRW	1,267,619	1,120,498	1,132,941	(12,443)
Expiring 07/31/18	Bank of America	KRW	666,678	585,576	599,738	(14,162)
Expiring 04/30/19	JPMorgan Chase	KRW	637,750	568,000	574,656	(6,656)
Expiring 05/31/19	Morgan Stanley	KRW	1,326,000	1,200,000	1,195,036	4,964
Swiss Franc, Expiring 10/27/17	Goldman Sachs & Co.	CHF	7,388	7,850,673	7,683,897	166,776
Expiring 10/27/17	Goldman Sachs & Co.	CHF	3,617	3,771,813	3,762,419	9,394
Expiring 10/27/17	UBS AG	CHF	2,759	2,866,303	2,869,957	(3,654)
Expiring 10/27/17	UBS AG	CHF	2,225	2,351,943	2,314,529	37,414
Expiring 10/27/17	UBS AG	CHF	1,030	1,068,639	1,070,923	(2,284)
Expiring 10/27/17	UBS AG	CHF	618	641,000	642,370	(1,370)
Thai Baht, Expiring 08/11/17	Citigroup Global Markets	THB	113,592	3,320,775	3,413,846	(93,071)
Expiring 08/11/17	Citigroup Global Markets	THB	82,184	2,412,000	2,469,924	(57,924)
Turkish Lira, Expiring 09/22/17	Citigroup Global Markets	TRY	4,655	1,260,000	1,301,148	(41,148)
Expiring 09/22/17	Citigroup Global Markets	TRY	4,191	1,130,306	1,171,639	(41,333)
Expiring 09/22/17	UBS AG	TRY	4,196	1,133,178	1,173,071	(39,893)
Expiring 09/29/17	Morgan Stanley	TRY	1,550	489,200	432,587	56,613
Expiring 10/31/17	UBS AG	TRY	857	234,000	236,810	(2,810)
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,532	420,000	422,524	(2,524)
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,475	425,000	406,692	18,308
Expiring 11/30/18	BNP Paribas	TRY	10,110	2,247,366	2,523,674	(276,308)
Expiring 11/30/18	BNP Paribas	TRY	2,664	727,000	665,105	61,895

				$304,458,233	$312,301,130	(7,842,897)

						$(395,393)

Cross currency exchange contracts outstanding at July 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
08/08/17	Buy	MXN	40,505	EUR	1,943	$(29,435)	Goldman Sachs & Co.
08/11/17	Buy	EUR	1,180	SGD	1,865	20,996	UBS AG
10/20/17	Buy	EUR	2,103	ILS	8,631	68,122	UBS AG
10/20/17	Buy	EUR	1,992	PLN	8,487	8,918	Citigroup Global Markets
10/27/17	Buy	EUR	2,040	CHF	2,256	80,566	Goldman Sachs & Co.
10/27/17	Buy	EUR	2,030	CHF	2,246	79,236	Citigroup Global Markets
12/29/17	Buy	AUD	955	JPY	75,302	74,337	Morgan Stanley
12/29/17	Buy	JPY	393,481	AUD	4,777	(218,166)	BNP Paribas
04/06/18	Buy	BRL	5,262	EUR	1,449	(115,954)	Citigroup Global Markets
04/06/18	Buy	ZAR	8,260	EUR	519	(20,322)	Goldman Sachs & Co.
04/27/18	Buy	AUD	3,867	JPY	315,857	177,705	BNP Paribas
04/27/18	Buy	JPY	409,288	AUD	4,684	30,349	BNP Paribas
06/29/18	Buy	EUR	886	TRY	3,420	183,393	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	4,928	EUR	1,094	(42,961)	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	2,583	EUR	582	(32,958)	BNP Paribas

09/28/18	Buy	EUR	991	ZAR	15,544	95,653	BNP Paribas
04/30/19	Buy	EUR	2,559	TRY	12,437	142,951	BNP Paribas
06/28/19	Buy	AUD	1,120	JPY	94,696	(5,697)	BNP Paribas

						$496,733

Credit default swap agreements outstanding at July 31, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	08/31/17	1.500%	130	$205	$—	$205	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/30/17	1.500%	27	35	—	35	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/30/17	1.500%	19	25	—	25	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/31/17	1.500%	230	364	—	364	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/31/17	1.500%	69	109	—	109	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	273	432	—	432	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	243	384	—	384	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	96	152	—	152	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	08/31/17	1.500%	101	160	—	160	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	214	276	—	276	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	171	221	—	221	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	74	95	—	95	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	46	59	—	59	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	35	45	—	45	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	32	41	—	41	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	28	36	—	36	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	08/30/17	1.500%	198	255	—	255	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	08/30/17	1.500%	47	61	—	61	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/17	1.500%	156	214	—	214	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/17	1.500%	66	90	—	90	Goldman Sachs & Co.
First Franklin Home Equity	08/31/17	1.500%	21	4	—	4	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	198	255	—	255	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	82	106	—	106	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	39	50	—	50	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	37	48	—	48	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	26	34	—	34	Goldman Sachs & Co.
GSAMP Home Equity	08/31/17	1.500%	75	117	—	117	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/30/17	1.500%	105	135	—	135	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/30/17	1.500%	28	36	—	36	Goldman Sachs & Co.
Lehman Home Equity	08/31/17	1.500%	204	323	—	323	Goldman Sachs & Co.
LNR CDO Ltd.	08/11/17	1.500%	839	1,222	—	1,222	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	245	316	—	316	Goldman Sachs & Co.

Morgan Stanley BAML Trust	08/30/17	1.500%	48	62	—	62	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	43	55	—	55	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	35	45	—	45	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	19	25	—	25	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/31/17	1.500%	49	8	—	8	Goldman Sachs & Co.
New Century Home Equity	08/31/17	1.500%	103	163	—	163	Goldman Sachs & Co.
Nomura Home Equity	08/31/17	1.500%	22	35	—	35	Goldman Sachs & Co.
Option One Home Equity	08/31/17	1.500%	104	164	—	164	Goldman Sachs & Co.
Securitized Asset Backed Receivables Trust	08/31/17	1.500%	32	5	—	5	Goldman Sachs & Co.
UBS-Barclays Commercial Mortgage Trust	08/30/17	1.500%	24	31	—	31	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/30/17	1.500%	35	45	—	45	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/30/17	1.500%	23	30	—	30	Goldman Sachs & Co.

				$6,573	$—	$6,573

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Ford Motor Co.	06/20/21	5.000%	2,000	0.733%	$347,911	$329,187	$(18,724)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Assured Guaranty Corp.	09/20/20	5.000%	300	0.782%	$(40,424)	$(16,608)	$(23,816)	Credit Suisse First Boston Corp.
Bank of China Ltd.	06/20/21	1.000%	1,900	0.615%	(29,712)	42,740	(72,452)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%	1,900	0.535%	(35,470)	26,990	(62,460)	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.164%	(11,794)	(2,988)	(8,806)	Deutsche Bank AG
Republic of Argentina	06/20/18	5.000%	3,000	1.031%	(123,086)	(128,658)	5,572	BNP Paribas
Republic of Ireland	06/20/19	1.000%	700	0.085%	(12,852)	(10,231)	(2,621)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	0.369%	(11,687)	5,740	(17,427)	Deutsche Bank AG
Republic of Korea	06/20/18	1.000%	10,000	0.205%	(82,493)	(84,386)	1,893	Barclays Capital Group
Republic of Philippines	09/20/17	1.000%	1,000	0.122%	(2,406)	(16,512)	14,106	Goldman Sachs & Co.
Republic of Portugal	06/20/19	1.000%	400	0.519%	(4,066)	12,674	(16,740)	Deutsche Bank AG
Republic of Venezuela	06/20/22	1.000%	330	56.142%	220,010	209,550	10,460	Citigroup Global Markets

					$(133,980)	$38,311	$(172,291)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Federation of Malaysia	12/20/19	1.000%	2,000	0.405%	$30,383	$16,516	$13,867	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%	2,000	0.405%	30,383	16,034	14,349	Hong Kong & Shanghai Bank
Federation of Russia	12/20/17	1.000%	1,000	0.322%	3,828	(27,490)	31,318	Bank of America
Federation of Russia	12/20/21	1.000%	8,525	1.475%	(158,634)	(491,509)	332,875	Barclays Capital Group
Federation of Russia	12/20/21	1.000%	3,000	1.475%	(55,824)	(178,671)	122,847	Barclays Capital Group
Federation of Russia	12/20/26	1.000%	1,200	2.360%	(125,179)	(131,616)	6,437	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%	1,000	0.800%	6,802	(41,180)	47,982	Morgan Stanley
Kingdom of Belgium	12/20/24	1.000%	3,500	0.324%	167,205	20,902	146,303	Hong Kong & Shanghai Bank
Kingdom of Belgium	06/20/26	1.000%	4,000	0.393%	201,397	102,239	99,158	Barclays Capital Group
Kingdom of Belgium	03/20/20	1.000%	3,000	0.062%	76,957	(14,500)	91,457	JPMorgan Chase
Kingdom of Denmark	06/20/26	0.250%	1,000	0.340%	(7,027)	(16,628)	9,601	Goldman Sachs & Co.
Kingdom of Saudi Arabia	12/20/21	1.000%	1,900	0.856%	13,743	(38,725)	52,468	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%	700	0.302%	19,298	(7,646)	26,944	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	0.319%	42,744	18,280	24,464	Hong Kong & Shanghai Bank
Kingdom of Spain	09/20/20	1.000%	2,500	0.461%	44,291	916	43,375	Barclays Capital Group
Kingdom of Spain	06/20/24	1.000%	700	0.533%	21,790	(25,398)	47,188	Deutsche Bank AG
Kingdom of Sweden	06/20/26	0.250%	1,000	0.315%	(5,027)	(15,719)	10,692	Goldman Sachs & Co.
Kingdom of Thailand	12/20/21	1.000%	2,100	0.562%	41,292	3,012	38,280	Barclays Capital Group
Oriental Republic of Uruguay	06/20/20	1.000%	4,250	1.419%	(44,734)	(27,517)	(17,217)	Citigroup Global Markets
Oriental Republic of Uruguay	06/20/21	1.000%	400	1.475%	(6,532)	(5,623)	(909)	Citigroup Global Markets
People’s Republic of China	12/20/19	1.000%	2,000	0.318%	34,540	20,408	14,132	Citigroup Global Markets
People’s Republic of China	12/20/19	1.000%	1,000	0.318%	17,270	10,204	7,066	Hong Kong & Shanghai Bank
People’s Republic of China	06/20/21	1.000%	4,000	0.515%	77,784	(45,657)	123,441	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%	1,600	0.587%	29,732	(5,233)	34,965	Citigroup Global Markets

People’s Republic of China	12/20/21	1.000%	1,500	0.587%	27,873	(4,230)	32,103	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%	2,000	0.617%	36,328	(21,992)	58,320	Goldman Sachs & Co.
People’s Republic of China	03/20/22	1.000%	1,000	0.617%	18,164	(17,211)	35,375	Deutsche Bank AG
People’s Republic of China	06/20/19	1.000%	650	0.240%	10,022	603	9,419	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000%	2,300	0.721%	8,383	(102,864)	111,247	Barclays Capital Group
Petroleos Mexicanos	09/20/21	1.000%	2,500	1.694%	(65,113)	(70,059)	4,946	Goldman Sachs & Co.
Republic of Brazil	09/20/17	1.000%	1,000	0.364%	2,065	(22,698)	24,763	Barclays Capital Group
Republic of Brazil	09/20/18	1.000%	1,000	0.632%	5,352	(44,239)	49,591	Barclays Capital Group
Republic of Brazil	03/20/18	1.000%	1,500	0.444%	7,077	(17,514)	24,591	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	2,500	0.582%	47,175	2,887	44,288	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	2,000	1.117%	(7,510)	(41,036)	33,526	Hong Kong & Shanghai Bank
Republic of Colombia	12/20/26	1.000%	1,000	2.171%	(90,987)	(91,189)	202	Citigroup Global Markets
Republic of Egypt	06/20/19	1.000%	2,185	2.742%	(66,870)	(51,848)	(15,022)	Barclays Capital Group
Republic of France	12/20/19	0.250%	7,000	0.067%	32,444	(107,630)	140,074	Hong Kong & Shanghai Bank
Republic of France	12/20/19	0.250%	2,500	0.067%	11,587	(15,171)	26,758	Goldman Sachs & Co.
Republic of France	03/20/19	0.250%	1,200	0.038%	4,499	(14,962)	19,461	Deutsche Bank AG
Republic of France	03/20/20	0.250%	3,000	0.058%	15,914	(188,678)	204,592	JPMorgan Chase
Republic of Hungary	06/20/22	1.000%	3,550	1.061%	(5,989)	(22,288)	16,299	Citigroup Global Markets
Republic of Indonesia	09/20/18	1.000%	2,200	0.315%	19,749	(122,244)	141,993	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%	1,200	0.371%	11,848	(70,888)	82,736	Goldman Sachs & Co.
Republic of Ireland	06/20/21	1.000%	700	0.173%	22,782	3,081	19,701	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%	4,080	0.382%	145,541	48,193	97,348	Goldman Sachs & Co.
Republic of Ireland	06/20/24	1.000%	4,000	0.432%	150,792	86,119	64,673	JPMorgan Chase
Republic of Ireland	12/20/26	1.000%	3,100	0.553%	120,257	(2,638)	122,895	JPMorgan Chase
Republic of Ireland	12/20/26	1.000%	2,000	0.553%	77,585	5,096	72,489	Goldman Sachs & Co.
Republic of Ireland	06/20/27	1.000%	2,800	0.569%	109,190	70,830	38,360	Morgan Stanley
Republic of Ireland	06/20/24	1.000%	700	0.344%	30,491	(8,907)	39,398	Deutsche Bank AG
Republic of Ireland	06/20/18	1.000%	2,000	0.047%	19,319	(81,678)	100,997	Hong Kong & Shanghai Bank
Republic of Italy	06/20/20	1.000%	6,000	0.991%	8,577	(14,463)	23,040	Hong Kong & Shanghai Bank
Republic of Italy	09/20/20	1.000%	1,500	1.047%	(378)	(13,249)	12,871	Barclays Capital Group
Republic of Italy	03/20/22	1.000%	3,000	1.298%	(35,256)	(108,435)	73,179	JPMorgan Chase
Republic of Italy	06/20/26	1.000%	5,000	1.831%	(302,771)	(371,094)	68,323	BNP Paribas
Republic of Italy	12/20/26	1.000%	400	1.866%	(26,326)	(36,893)	10,567	Hong Kong & Shanghai Bank
Republic of Italy	06/20/24	1.000%	900	1.097%	(4,440)	(50,860)	46,420	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%	3,000	1.298%	(35,256)	(108,518)	73,262	Goldman Sachs & Co.

Republic of Korea	12/20/21	1.000%	2,000	0.524%	42,556	37,686	4,870	Barclays Capital Group
Republic of Korea	06/20/22	1.000%	5,000	0.575%	104,854	100,091	4,763	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%	700	0.165%	11,790	2,637	9,153	Deutsche Bank AG
Republic of Latvia	09/20/19	1.000%	3,000	0.181%	55,584	5,686	49,898	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	0.143%	12,087	2,637	9,450	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	0.156%	57,267	5,603	51,664	Barclays Capital Group
Republic of Panama	12/20/20	1.000%	5,500	0.593%	80,449	(206,535)	286,984	JPMorgan Chase
Republic of Peru	03/20/22	1.000%	3,000	0.743%	37,819	(105,928)	143,747	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%	1,700	0.443%	31,100	(8,268)	39,368	JPMorgan Chase
Republic of Philippines	12/20/20	1.000%	750	0.481%	13,743	(42)	13,785	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%	1,000	0.591%	17,508	(15,838)	33,346	Hong Kong & Shanghai Bank
Republic of Philippines	03/20/22	1.000%	1,000	0.669%	15,820	(17,211)	33,031	Deutsche Bank AG
Republic of Poland	06/20/21	1.000%	1,000	0.464%	21,420	17,974	3,446	Hong Kong & Shanghai Bank
Republic of Poland	12/20/21	1.000%	2,000	0.551%	40,371	33,939	6,432	Barclays Capital Group
Republic of Portugal	06/20/21	1.000%	700	1.069%	(973)	(44,567)	43,594	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%	1,500	1.156%	(5,342)	(53,625)	48,283	Goldman Sachs & Co.
Republic of Portugal	06/20/24	1.000%	400	1.693%	(16,470)	(39,790)	23,320	Deutsche Bank AG
Republic of Slovakia	06/20/21	1.000%	1,000	0.267%	28,973	21,924	7,049	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.031%	(713)	(69,737)	69,024	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	0.510%	9,537	(64,857)	74,394	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%	2,000	0.953%	4,781	(76,304)	81,085	JPMorgan Chase

					$1,320,761	$(2,945,793)	$4,266,554

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at July 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.28.V1	06/20/22	5.000%		37,000	$2,722,866	$3,038,859	$315,993
iTraxx.XO.27.V1	06/20/22	5.000%	EUR	16,565	1,797,367	2,456,754	659,387

					$4,520,233	$5,495,613	$975,380

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%	11,000	$(432,852)	$(474,100)	$41,248	Citigroup Global Markets
CMBX.NA.10.AAA	11/17/59	0.500%	15,000	(244,495)	(454,538)	210,043	Morgan Stanley

				$(677,347)	$(928,638)	$251,291

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,612	3 Month LIBOR	CAD	3,460	3 Month Canadian Banker’s Acceptance minus 16.25 bps	Goldman Sachs & Co.	10/17/18	$(165,781)	$—	$(165,781)
5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	338,892	—	338,892
4,248	3 Month LIBOR	JPY	500,000	3 Month LIBOR minus 73.00 bps	JPMorgan Chase	11/21/24	$(261,599)	$—	$(261,599)

							$(88,488)	$—	$(88,488)

Forward rate agreements outstanding at July 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
961,700	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(288,183)	$(288,183)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Inflation Swap Agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	8,515	05/15/22	1.195%	Eurostat Eurozone HICP ex Tobacco(2)	$—	$(31,459)	$(31,459)
EUR	8,085	05/15/27	1.420%	Eurostat Eurozone HICP ex Tobacco(1)	—	11,483	11,483
EUR	2,770	05/15/32	1.630%	Eurostat Eurozone HICP ex Tobacco(2)	—	5,983	5,983
GBP	8,155	07/15/22	3.440%	U.K. Retail Prices Index(2)	6,521	51,981	45,460
GBP	3,590	04/15/27	3.460%	U.K. Retail Prices Index(1)	—	(77,655)	(77,655)
GBP	2,590	05/15/27	3.420%	U.K. Retail Prices Index(1)	—	(36,216)	(36,216)
GBP	875	07/15/27	3.348%	U.K. Retail Prices Index(1)	—	(101)	(101)
GBP	1,565	05/15/32	3.513%	U.K. Retail Prices Index(2)	—	28,540	28,540
GBP	205	07/15/32	3.513%	U.K. Retail Prices Index(2)	—	3,023	3,023
GBP	1,490	04/15/37	3.570%	U.K. Retail Prices Index(2)	—	58,409	58,409
GBP	2,775	07/15/37	3.515%	U.K. Retail Prices Index(2)	—	36,355	36,355
GBP	1,280	07/15/47	3.458%	U.K. Retail Prices Index(1)	(63,650)	(21,909)	41,741
GBP	230	07/15/57	3.325%	U.K. Retail Prices Index(1)	—	(5,008)	(5,008)
GBP	450	07/15/57	3.334%	U.K. Retail Prices Index(1)	—	(14,146)	(14,146)

					$(57,129)	$9,280	$66,409

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	2,240	10/27/21	2.173%	6 Month BBSW(2)	$(230)	$(11,333)	$(11,103)
AUD	4,000	09/21/22	3.830%	6 Month BBSW(2)	(72,198)	236,906	309,104
AUD	1,000	05/02/26	2.650%	6 Month BBSW(2)	120	(6,826)	(6,946)
AUD	2,700	06/06/27	2.661%	3 Month BBSW(2)	—	(33,602)	(33,602)
AUD	5,835	07/19/32	3.130%	6 Month BBSW(2)	—	18,445	18,445
AUD	1,600	07/28/32	3.137%	6 Month BBSW(2)	—	4,895	4,895
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	(5,183)	269,032	274,215

BRL	44,455	01/04/21	0.000%		1 Day BROIS(2)	—	1,004,280	1,004,280
BRL	44,920	01/04/21	0.000%		1 Day BROIS(1)	—	(148,115)	(148,115)
BRL	38,848	01/04/21	0.000%		1 Day BROIS(2)	—	365,639	365,639
BRL	5,783	01/02/23	0.000%		1 Day BROIS(2)	—	82,214	82,214
BRL	5,231	01/02/23	0.000%		1 Day BROIS(2)	—	67,425	67,425
BRL	7,002	01/02/25	0.000%		1 Day BROIS(2)	—	15,323	15,323
BRL	18,750	01/02/25	0.000%		1 Day BROIS(2)	—	69,405	69,405
CAD	22,000	10/19/18	0.955%		3 Month Canadian Banker’s Acceptance(2)	152	(71,276)	(71,428)
CAD	41,460	10/26/18	0.910%		3 Month Canadian Banker’s Acceptance(2)	171	(159,604)	(159,775)
CAD	31,070	12/22/18	1.180%		3 Month Canadian Banker’s Acceptance(2)	33,376	(102,649)	(136,025)
CAD	15,000	02/08/19	1.070%		3 Month Canadian Banker’s Acceptance(2)	140	(82,080)	(82,220)
CAD	33,000	05/08/19	1.032%		3 Month Canadian Banker’s Acceptance(2)	(97)	(240,303)	(240,206)
CAD	79,210	07/26/19	1.605%		3 Month Canadian Banker’s Acceptance(2)	(24,113)	(24,420)	(307)
CAD	4,500	01/09/20	1.716%		3 Month Canadian Banker’s Acceptance(1)	119	(4,004)	(4,123)
CAD	3,550	03/07/21	0.983%		3 Month Canadian Banker’s Acceptance(2)	124	(84,134)	(84,258)
CAD	20,550	12/22/21	1.560%		3 Month Canadian Banker’s Acceptance(1)	(63,051)	230,171	293,222
CAD	7,930	04/05/22	1.445%		3 Month Canadian Banker’s Acceptance(1)	—	130,814	130,814
CAD	9,300	05/08/22	1.367%		3 Month Canadian Banker’s Acceptance(1)	90	189,200	189,110
CAD	4,200	08/17/22	2.370%		3 Month Canadian Banker’s Acceptance(2)	(22,600)	86,575	109,175
CAD	3,000	08/20/23	3.134%		3 Month Canadian Banker’s Acceptance(1)	135	(172,116)	(172,251)
CAD	1,500	04/22/26	1.670%		3 Month Canadian Banker’s Acceptance(2)	127	(52,413)	(52,540)
CAD	3,070	06/25/30	2.651%		3 Month Canadian Banker’s Acceptance(2)	83,226	50,001	(33,225)
CAD	1,500	05/30/37	2.240%		3 Month Canadian Banker’s Acceptance(2)	(41)	(87,315)	(87,274)
CAD	2,020	10/26/46	1.797%		3 Month Canadian Banker’s Acceptance(2)	(183,058)	(295,913)	(112,855)
CAD	2,090	05/30/47	2.240%		3 Month Canadian Banker’s Acceptance(1)	57	121,659	121,602
CHF	2,400	10/21/21	(0.522%	)	6 Month CHF LIBOR(2)	162	(31,509)	(31,671)
CHF	14,475	06/03/27	0.750%		6 Month CHF LIBOR(1)	—	105,030	105,030
CHF	8,360	07/14/27	0.763%		6 Month CHF LIBOR(2)	—	(32,069)	(32,069)
CHF	800	10/17/31	0.033%		6 Month CHF LIBOR(2)	163	(61,256)	(61,419)
CHF	8,510	07/14/32	1.108%		6 Month CHF LIBOR(1)	—	34,069	34,069
CZK	171,000	01/06/22	0.555%		6 Month PRIBOR(2)	33	(165,230)	(165,263)
CZK	34,000	01/23/22	0.513%		6 Month PRIBOR(2)	13	(36,961)	(36,974)
CZK	213,000	04/27/22	0.925%		6 Month PRIBOR(2)	—	(79,946)	(79,946)
CZK	193,410	06/29/22	0.895%		6 Month PRIBOR(2)	—	(102,901)	(102,901)
CZK	108,675	04/27/27	1.300%		6 Month PRIBOR(1)	—	37,394	37,394
CZK	98,760	06/29/27	1.175%		6 Month PRIBOR(1)	—	97,689	97,689
DKK	15,000	01/27/20	0.385%		6 Month CIBOR(2)	30	21,708	21,678
DKK	20,900	10/17/21	0.185%		6 Month CIBOR(2)	(59,047)	(18,463)	40,584
DKK	13,600	05/04/25	0.825%		6 Month CIBOR(2)	38	(6,134)	(6,172)

DKK	5,000	08/29/26	0.580%		6 Month CIBOR(2)	28	(29,304)	(29,332)
DKK	1,300	10/21/26	0.673%		6 Month CIBOR(2)	23	(6,420)	(6,443)
DKK	13,000	03/15/27	1.123%		6 Month CIBOR(2)	—	8,142	8,142
DKK	1,865	06/22/27	0.987%		6 Month CIBOR(2)	—	(4,659)	(4,659)
EUR	2,300	09/01/18	0.174%		6 Month EURIBOR(2)	174	19,298	19,124
EUR	4,000	10/26/18	(0.189%	)	6 Month EURIBOR(2)	173	(1,662)	(1,835)
EUR	18,660	05/26/19	(0.118%	)	6 Month EURIBOR(2)	—	26,555	26,555
EUR	830	07/02/19	0.656%		6 Month EURIBOR(2)	171	16,251	16,080
EUR	1,000	05/29/20	0.373%		6 Month EURIBOR(2)	171	15,413	15,242
EUR	610	07/02/21	0.994%		6 Month EURIBOR(2)	170	25,827	25,657
EUR	700	08/14/21	0.841%		3 Month EURIBOR(2)	172	34,469	34,297
EUR	650	03/02/22	0.072%		6 Month EURIBOR(2)	(63,289)	(4,045)	59,244
EUR	15,140	05/26/22	0.234%		6 Month EURIBOR(1)	—	(1,183)	(1,183)
EUR	8,200	06/29/22	0.219%		6 Month EURIBOR(1)	—	17,089	17,089
EUR	700	09/03/23	2.171%		6 Month EURIBOR(2)	173	104,650	104,477
EUR	1,600	10/10/23	2.130%		6 Month EURIBOR(2)	182	230,621	230,439
EUR	1,410	05/12/25	0.895%		6 Month EURIBOR(2)	184	32,692	32,508
EUR	17,940	08/15/25	0.395%		6 Month EURIBOR(1)	308	453,417	453,109
EUR	12,215	08/15/26	0.504%		1 Day EONIA(1)	—	180,995	180,995
EUR	15,470	08/15/26	0.634%		1 Day EONIA(1)	—	15,387	15,387
EUR	28,080	08/15/26	0.655%		1 Day EONIA(1)	(12,202)	(33,277)	(21,075)
EUR	3,830	05/26/27	0.805%		6 Month EURIBOR(2)	—	(46,430)	(46,430)
EUR	13,850	06/03/27	1.655%		6 Month EURIBOR(2)	—	(90,659)	(90,659)
EUR	2,000	03/04/29	2.302%		6 Month EURIBOR(2)	245,068	343,274	98,206
EUR	1,000	06/04/29	2.002%		6 Month EURIBOR(2)	177	122,904	122,727
EUR	1,360	11/11/29	1.453%		6 Month EURIBOR(2)	174	72,814	72,640
EUR	1,800	01/14/30	1.022%		6 Month EURIBOR(2)	180	(27,670)	(27,850)
EUR	2,000	03/02/31	0.825%		6 Month EURIBOR(2)	(76,215)	(123,040)	(46,825)
EUR	700	04/07/31	0.819%		6 Month EURIBOR(2)	178	(45,598)	(45,776)
EUR	450	05/03/31	1.048%		6 Month EURIBOR(2)	179	(13,903)	(14,082)
EUR	2,220	05/09/31	1.587%		6 Month EURIBOR(2)	205	(72,312)	(72,517)
EUR	1,500	07/04/31	0.672%		6 Month EURIBOR(2)	182	(142,063)	(142,245)
EUR	570	08/02/31	0.584%		6 Month EURIBOR(2)	174	(58,416)	(58,590)
EUR	1,500	08/26/31	0.562%		6 Month EURIBOR(2)	184	(162,005)	(162,189)
EUR	700	09/09/31	0.558%		6 Month EURIBOR(2)	176	(76,723)	(76,899)
EUR	600	10/04/31	0.593%		6 Month EURIBOR(2)	175	(63,412)	(63,587)
EUR	1,700	12/14/31	1.217%		6 Month EURIBOR(2)	176	(8,982)	(9,158)
EUR	1,850	12/19/31	1.160%		6 Month EURIBOR(2)	565	(28,334)	(28,899)
EUR	800	12/19/31	1.161%		6 Month EURIBOR(2)	164	(12,111)	(12,275)
EUR	2,600	12/27/31	1.082%		6 Month EURIBOR(2)	13,245	(75,742)	(88,987)
EUR	6,400	02/23/32	1.180%		6 Month EURIBOR(2)	220	(99,326)	(99,546)
EUR	1,000	03/29/32	1.170%		6 Month EURIBOR(2)	—	(19,775)	(19,775)
EUR	1,400	04/04/32	1.145%		6 Month EURIBOR(2)	—	(34,375)	(34,375)
EUR	2,000	04/10/32	1.105%		6 Month EURIBOR(2)	—	(63,354)	(63,354)
EUR	6,000	06/28/32	0.785%		6 Month EURIBOR(2)	257	(546,400)	(546,657)
EUR	1,135	12/28/35	1.559%		6 Month EURIBOR(2)	154	30,883	30,729
EUR	700	06/02/36	1.072%		6 Month EURIBOR(2)	180	(57,969)	(58,149)
EUR	600	09/26/36	0.749%		6 Month EURIBOR(2)	177	(87,830)	(88,007)
EUR	600	09/28/36	0.729%		6 Month EURIBOR(2)	178	(90,523)	(90,701)
EUR	1,000	11/02/36	0.958%		6 Month EURIBOR(2)	180	(103,570)	(103,750)
EUR	1,500	02/02/37	1.355%		6 Month EURIBOR(2)	188	(34,079)	(34,267)
EUR	3,190	05/11/42	1.350%		6 Month EURIBOR(2)	(188,099)	(179,959)	8,140
EUR	235	07/04/42	1.001%		6 Month EURIBOR(2)	10	(34,686)	(34,696)
EUR	5,500	07/04/42	1.416%		1 Day EONIA(2)	(10,961)	(68,799)	(57,838)
EUR	6,490	07/04/42	1.438%		1 Day EONIA(2)	—	(43,945)	(43,945)
EUR	440	07/01/43	2.505%		6 Month EURIBOR(2)	—	106,187	106,187
EUR	500	09/03/43	2.691%		6 Month EURIBOR(2)	177	159,391	159,214

EUR	1,000	11/21/44	1.790%	6 Month EURIBOR(2)	180	67,134	66,954
EUR	1,390	05/09/46	1.357%	6 Month EURIBOR(1)	200	117,283	117,083
GBP	690	06/30/19	2.166%	6 Month GBP LIBOR(2)	203	28,316	28,113
GBP	850	08/04/19	0.109%	1 Day SONIA(1)	199	8,054	7,855
GBP	1,500	03/02/20	0.338%	1 Day SONIA(1)	—	5,380	5,380
GBP	510	06/30/21	2.469%	6 Month GBP LIBOR(2)	203	44,669	44,466
GBP	2,260	05/15/24	0.963%	6 Month GBP LIBOR(1)	(13,128)	15,951	29,079
GBP	4,100	09/07/25	1.075%	6 Month GBP LIBOR(1)	198	24,274	24,076
GBP	13,700	08/17/26	0.439%	1 Day SONIA(1)	(55,306)	826,895	882,201
GBP	2,580	12/13/26	1.383%	6 Month GBP LIBOR(1)	214	(44,896)	(45,110)
GBP	10,740	06/23/31	1.618%	6 Month GBP LIBOR(2)	369	277,630	277,261
GBP	4,430	12/21/31	1.534%	6 Month GBP LIBOR(2)	235	40,872	40,637
GBP	800	12/22/31	1.533%	6 Month GBP LIBOR(2)	193	7,071	6,878
GBP	7,525	02/26/32	—(3)	—(3)	—	5,779	5,779
GBP	2,780	02/27/32	1.374%	6 Month GBP LIBOR(2)	16,473	(47,825)	(64,298)
GBP	6,610	05/08/32	1.323%	6 Month GBP LIBOR(2)	(259,526)	(197,665)	61,861
GBP	3,500	05/15/32	1.398%	6 Month GBP LIBOR(2)	20,278	(57,660)	(77,938)
GBP	3,620	12/13/36	1.644%	6 Month GBP LIBOR(2)	43,693	60,081	16,388
GBP	3,810	06/23/46	1.626%	6 Month GBP LIBOR(1)	244	(50,767)	(51,011)
GBP	1,010	12/13/46	1.615%	6 Month GBP LIBOR(1)	213	(11,068)	(11,281)
GBP	9,670	12/21/46	1.551%	6 Month GBP LIBOR(1)	(33,189)	96,002	129,191
GBP	2,320	05/08/47	1.400%	6 Month GBP LIBOR(1)	177,430	133,742	(43,688)
HKD	127,425	05/12/27	2.474%	3 Month HIBOR(1)	—	(27,991)	(27,991)
HUF	3,735,010	05/04/21	1.080%	6 Month BUBOR(1)	—	(138,556)	(138,556)
HUF	623,000	12/23/21	1.153%	6 Month BUBOR(1)	9	(27,334)	(27,343)
HUF	3,017,210	05/04/22	1.360%	6 Month BUBOR(2)	—	147,295	147,295
HUF	375,000	09/09/23	1.365%	6 Month BUBOR(2)	(32,218)	2,153	34,371
HUF	370,000	03/18/26	2.140%	6 Month BUBOR(2)	16,300	5,877	(10,423)
HUF	1,667,000	12/23/26	3.755%	6 Month BUBOR(2)	41	27,519	27,478
JPY	32,800	07/04/21	(0.157%)	6 Month JPY LIBOR(2)	(15,013)	(2,825)	12,188
JPY	500,000	10/25/21	(0.047%)	6 Month JPY LIBOR(2)	21	(27,251)	(27,272)
JPY	320,000	01/29/22	0.316%	6 Month JPY LIBOR(2)	16	28,998	28,982
JPY	102,400	10/25/23	(0.015%)	6 Month JPY LIBOR(2)	(87,717)	(9,491)	78,226
JPY	140,000	09/21/26	0.098%	6 Month JPY LIBOR(2)	(169,999)	(16,725)	153,274
JPY	135,000	04/25/27	0.221%	6 Month JPY LIBOR(2)	—	(4,789)	(4,789)
JPY	716,800	04/16/28	1.235%	6 Month JPY LIBOR(2)	(61,410)	669,705	731,115
JPY	135,000	02/20/29	1.260%	6 Month JPY LIBOR(2)	49,802	136,583	86,781
JPY	50,000	04/02/29	1.288%	6 Month JPY LIBOR(2)	5	51,620	51,615
JPY	100,000	08/18/29	1.070%	6 Month JPY LIBOR(2)	10	81,475	81,465
JPY	100,000	08/28/29	1.043%	6 Month JPY LIBOR(2)	10	78,158	78,148
JPY	200,000	09/09/29	1.061%	6 Month JPY LIBOR(2)	(1,275)	160,156	161,431
JPY	655,000	09/29/29	1.064%	6 Month JPY LIBOR(2)	411,209	522,860	111,651
JPY	200,000	04/01/31	0.319%	6 Month JPY LIBOR(2)	26	(26,500)	(26,526)
JPY	215,000	05/06/31	0.354%	6 Month JPY LIBOR(2)	28	(20,776)	(20,804)
JPY	150,000	07/07/31	0.071%	6 Month JPY LIBOR(2)	15	(70,354)	(70,369)
JPY	256,500	08/15/31	0.223%	6 Month JPY LIBOR(2)	25	(71,296)	(71,321)
JPY	130,000	08/30/31	0.217%	6 Month JPY LIBOR(2)	13	(37,546)	(37,559)
JPY	120,000	09/08/31	0.316%	6 Month JPY LIBOR(2)	12	(19,448)	(19,460)
JPY	190,000	09/21/31	0.328%	6 Month JPY LIBOR(2)	27	(28,719)	(28,746)
JPY	350,000	10/14/31	0.270%	6 Month JPY LIBOR(2)	47	(81,423)	(81,470)
JPY	200,000	04/06/32	0.484%	6 Month JPY LIBOR(2)	—	4,273	4,273
JPY	159,520	04/07/32	0.491%	6 Month JPY LIBOR(2)	—	4,908	4,908
JPY	140,000	06/07/32	0.451%	6 Month JPY LIBOR(2)	—	(5,476)	(5,476)
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	(26,599)	240,854	267,453
JPY	180,000	11/05/34	1.293%	6 Month JPY LIBOR(2)	85,259	201,444	116,185
JPY	70,000	12/03/34	1.265%	6 Month JPY LIBOR(2)	9	74,675	74,666
JPY	260,000	01/07/35	1.108%	6 Month JPY LIBOR(2)	31	210,329	210,298

JPY	50,000	01/22/35	0.950%	6 Month JPY LIBOR(2)	7	27,880	27,873
JPY	120,000	02/12/35	1.161%	6 Month JPY LIBOR(2)	15	111,939	111,924
JPY	320,000	02/24/35	1.200%	6 Month JPY LIBOR(2)	40	317,392	317,352
JPY	160,000	03/03/35	1.153%	6 Month JPY LIBOR(2)	20	146,067	146,047
JPY	90,000	02/04/36	0.816%	6 Month JPY LIBOR(2)	11	30,150	30,139
JPY	65,000	05/16/36	0.446%	6 Month JPY LIBOR(2)	9	(21,146)	(21,155)
JPY	110,000	05/27/36	0.460%	6 Month JPY LIBOR(2)	18	(33,601)	(33,619)
JPY	60,000	07/22/36	0.240%	6 Month JPY LIBOR(2)	11	(41,735)	(41,746)
JPY	300,000	10/04/36	0.363%	6 Month JPY LIBOR(2)	42	(149,168)	(149,210)
JPY	150,000	11/02/36	0.423%	6 Month JPY LIBOR(2)	21	(60,083)	(60,104)
JPY	400,000	12/14/36	0.723%	6 Month JPY LIBOR(2)	49	42,746	42,697
JPY	150,000	12/22/36	0.641%	6 Month JPY LIBOR(2)	19	(5,560)	(5,579)
JPY	250,000	01/06/37	0.675%	6 Month JPY LIBOR(2)	30	4,415	4,385
JPY	275,500	02/15/37	0.729%	6 Month JPY LIBOR(2)	34	35,798	35,764
JPY	130,000	02/23/37	0.748%	6 Month JPY LIBOR(2)	17	21,024	21,007
JPY	100,000	03/02/37	0.686%	6 Month JPY LIBOR(2)	—	4,936	4,936
JPY	273,000	03/09/37	0.701%	6 Month JPY LIBOR(2)	15,040	20,193	5,153
JPY	200,000	03/29/37	0.684%	6 Month JPY LIBOR(2)	—	7,168	7,168
JPY	94,310	05/08/37	0.623%	6 Month JPY LIBOR(2)	—	(8,074)	(8,074)
JPY	200,000	05/15/37	0.688%	6 Month JPY LIBOR(2)	—	5,725	5,725
JPY	150,000	06/02/37	0.640%	6 Month JPY LIBOR(2)	—	(9,361)	(9,361)
JPY	80,000	06/19/37	0.625%	6 Month JPY LIBOR(2)	—	(7,544)	(7,544)
JPY	82,000	06/21/37	0.628%	6 Month JPY LIBOR(2)	—	(7,441)	(7,441)
JPY	125,000	06/30/37	0.629%	6 Month JPY LIBOR(2)	—	(11,422)	(11,422)
JPY	105,000	07/04/37	0.659%	6 Month JPY LIBOR(2)	—	(4,105)	(4,105)
JPY	285,000	07/26/37	0.676%	6 Month JPY LIBOR(2)	—	(4,386)	(4,386)
JPY	117,300	08/02/37	0.683%	6 Month JPY LIBOR(2)	—	(591)	(591)
JPY	60,000	06/17/41	0.318%	6 Month JPY LIBOR(2)	11	(58,523)	(58,534)
JPY	100,000	07/07/41	0.187%	6 Month JPY LIBOR(2)	18	(125,634)	(125,652)
JPY	110,291	04/15/46	0.560%	6 Month JPY LIBOR(2)	—	(81,684)	(81,684)
MXN	417,100	05/24/18	7.540%	28 Day Mexican Interbank Rate(2)	—	37,713	37,713
MXN	298,600	05/21/20	7.425%	28 Day Mexican Interbank Rate(1)	—	(245,820)	(245,820)
MXN	96,500	05/19/22	7.440%	28 Day Mexican Interbank Rate(2)	—	138,996	138,996
MXN	27,400	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	21	(111,442)	(111,463)
MXN	92,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	47	(242,110)	(242,157)
MXN	130,040	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(91,727)	351,585	443,312
MXN	172,000	06/11/27	7.210%	28 Day Mexican Interbank Rate(2)	—	52,787	52,787
NOK	29,500	02/23/23	1.350%	6 Month NIBOR(2)	(3,643)	(51,334)	(47,691)
NOK	26,300	03/15/27	2.103%	6 Month NIBOR(2)	18,690	45,629	26,939
NOK	6,725	06/23/27	1.825%	6 Month NIBOR(2)	—	(13,534)	(13,534)
NZD	35,000	09/22/18	2.048%	3 Month BBR(2)	167	(8,122)	(8,289)
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	—	103,382	103,382
NZD	2,830	04/26/23	2.733%	3 Month BBR(2)	(67,254)	(73)	67,181
NZD	1,750	03/13/24	5.080%	3 Month BBR(2)	28,107	188,823	160,716
NZD	2,500	03/15/24	3.355%	3 Month BBR(2)	2,492	61,782	59,290
NZD	1,550	07/04/24	3.100%	3 Month BBR(2)	—	7,099	7,099
NZD	5,600	05/01/25	3.825%	3 Month BBR(2)	94,181	230,809	136,628
PLN	15,000	10/17/21	2.070%	6 Month WIBOR(2)	59	6,158	6,099
PLN	9,000	02/13/22	1.990%	6 Month WIBOR(2)	51	(37,093)	(37,144)
PLN	6,000	03/15/22	2.530%	6 Month WIBOR(2)	—	15,585	15,585

PLN	38,870	05/26/22	2.350%	6 Month WIBOR(2)	—	(16,187)	(16,187)
PLN	5,450	06/13/22	2.220%	6 Month WIBOR(2)	403	(12,419)	(12,822)
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	65,345	84,532	19,187
PLN	11,000	09/09/23	1.900%	6 Month WIBOR(2)	(435,493)	(82,935)	352,558
PLN	20,765	05/26/27	2.820%	6 Month WIBOR(1)	—	26,884	26,884
SEK	20,000	01/20/20	0.485%	3 Month STIBOR(2)	28	44,294	44,266
SEK	95,040	05/04/21	0.106%	3 Month STIBOR(2)	—	(16,189)	(16,189)
SEK	13,000	09/15/21	(0.003%)	3 Month STIBOR(2)	26	(16,731)	(16,757)
SEK	27,200	12/15/21	0.203%	3 Month STIBOR(2)	(607)	(11,247)	(10,640)
SEK	76,020	05/04/22	0.305%	3 Month STIBOR(1)	—	30,736	30,736
SEK	12,700	04/25/23	0.750%	3 Month STIBOR(2)	30	14,721	14,691
SEK	15,550	03/15/24	0.840%	3 Month STIBOR(2)	—	13,177	13,177
SEK	12,700	08/29/24	1.657%	3 Month STIBOR(2)	22,804	110,712	87,908
SEK	3,000	11/16/25	1.485%	3 Month STIBOR(2)	20	16,672	16,652
SEK	6,000	12/09/25	1.505%	3 Month STIBOR(2)	23	33,470	33,447
SEK	15,000	06/27/26	1.001%	3 Month STIBOR(2)	33	(22,351)	(22,384)
SEK	15,390	06/22/27	1.031%	3 Month STIBOR(2)	—	(42,612)	(42,612)
	24,040	08/19/17	0.524%	1 Day USOIS(1)	172	49,502	49,330
	102,110	09/09/17	0.539%	1 Day USOIS(1)	14,419	240,166	225,747
	47,720	10/21/17	0.590%	1 Day USOIS(1)	807	130,348	129,541
	29,780	11/01/17	0.639%	1 Day USOIS(1)	217	72,560	72,343
	59,860	11/14/17	0.675%	1 Day USOIS(1)	(4,865)	140,383	145,248
	29,205	11/22/17	0.716%	1 Day USOIS(1)	216	61,513	61,297
	38,730	01/07/18	1.093%	1 Day USOIS(1)	—	5,138	5,138
	290,940	01/31/18	1.278%	1 Day USOIS(1)	—	(8,910)	(8,910)
	30,395	02/21/18	0.941%	1 Day USOIS(1)	218	45,671	45,453
	43,000	09/30/18	0.655%	1 Day USOIS(1)	248	368,346	368,098
	25,300	09/30/18	0.747%	1 Day USOIS(1)	207	176,061	175,854
	12,810	10/07/18	1.253%	1 Day USOIS(1)	—	(5,362)	(5,362)
	29,280	11/17/18	1.080%	1 Day USOIS(1)	216	75,385	75,169
	44,020	11/18/18	0.911%	1 Day USOIS(1)	(2,127)	189,274	191,401
	30,800	02/28/19	1.806%	3 Month LIBOR(1)	60,864	(302,874)	(363,738)
	12,032	03/31/19	1.431%	1 Day USOIS(1)	—	(20,488)	(20,488)
	12,038	03/31/19	1.432%	1 Day USOIS(1)	—	(20,654)	(20,654)
	33,710	06/30/19	1.479%	1 Day USOIS(1)	—	(52,805)	(52,805)
	7,950	06/30/19	1.487%	1 Day USOIS(1)	—	(13,511)	(13,511)
	31,615	06/30/19	1.502%	1 Day USOIS(1)	(16,170)	(62,393)	(46,223)
	2,500	02/04/20	1.523%	3 Month LIBOR(1)	160	(2,854)	(3,014)
	4,080	03/11/20	1.824%	3 Month LIBOR(1)	167	(38,119)	(38,286)
	1,200	03/23/20	1.616%	3 Month LIBOR(1)	155	(3,402)	(3,557)
	9,815	04/04/20	—(4)	—(4)	—	(2,385)	(2,385)
	14,550	08/31/21	2.015%	3 Month LIBOR(2)	119,498	124,103	4,605
	22,275	11/30/21	1.762%	3 Month LIBOR(2)	—	(89,068)	(89,068)
	5,095	04/04/22	—(5)	—(5)	—	1,013	1,013
	36,820	06/16/22	—(6)	—(6)	—	36,747	36,747
	30,870	07/17/22	—(7)	—(7)	2,753	1,563	(1,190)
	10,000	04/05/23	1.427%	3 Month LIBOR(1)	223	252,525	252,302
	26,970	05/31/23	1.578%	3 Month LIBOR(1)	(51,652)	572,786	624,438
	20,020	08/15/23	1.365%	3 Month LIBOR(1)	259	641,386	641,127
	2,625	08/15/23	1.406%	3 Month LIBOR(1)	163	77,423	77,260
	12,500	08/15/23	1.422%	3 Month LIBOR(1)	218	356,428	356,210
	9,545	08/15/23	1.459%	3 Month LIBOR(1)	453,056	250,348	(202,708)
	27,780	11/15/23	2.209%	3 Month LIBOR(1)	302	(390,398)	(390,700)
	39,730	02/15/24	2.167%	3 Month LIBOR(1)	—	(366,262)	(366,262)
	41,965	02/15/24	2.183%	3 Month LIBOR(1)	(61,081)	(430,390)	(369,309)
	3,585	09/01/24	2.117%	3 Month LIBOR(1)	—	(8,867)	(8,867)
	1,150	04/28/26	1.809%	3 Month LIBOR(1)	158	28,959	28,801

	13,586	02/15/27	1.824%	1 Day USOIS(1)	138,472	117,950	(20,522)
	4,710	02/15/27	1.899%	1 Day USOIS(1)	22,823	10,205	(12,618)
	3,045	02/15/27	1.965%	1 Day USOIS(1)	—	(10,818)	(10,818)
	11,425	02/15/27	2.068%	1 Day USOIS(1)	(6,540)	(142,697)	(136,157)
	16,160	05/16/27	2.664%	3 Month LIBOR(2)	—	40,864	40,864
	7,225	05/03/32	2.434%	3 Month LIBOR(2)	—	38,746	38,746
	15,520	02/15/36	2.338%	3 Month LIBOR(2)	(95,758)	(381,676)	(285,918)
	5,715	05/03/37	2.508%	3 Month LIBOR(1)	—	(23,607)	(23,607)
	1,680	02/15/42	1.369%	1 Day USOIS(1)	180	257,814	257,634
	845	09/27/46	1.380%	1 Day USOIS(1)	165	143,684	143,519
	790	04/09/48	2.545%	3 Month LIBOR(1)	—	7,509	7,509
	735	05/08/48	2.627%	3 Month LIBOR(1)	—	(5,512)	(5,512)
ZAR	3,320	08/26/20	7.855%	3 Month JIBAR(2)	3	6,899	6,896
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	(311)	47,822	48,133
ZAR	16,800	05/12/26	8.680%	3 Month JIBAR(2)	18	81,600	81,582
ZAR	27,500	06/30/27	8.015%	3 Month JIBAR(2)	(155)	25,617	25,772

					$(102,283)	$7,056,663	$7,158,946

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CLP	2,890,000	02/09/27	4.120%	1 Day CLOIS(2)	$55,274	$—	$55,274	Morgan Stanley
COP	33,350,000	07/22/18	6.810%	1 Day COOIS(1)	(197,089)	—	(197,089)	Morgan Stanley
COP	33,000,000	12/06/18	6.100%	1 Day COOIS(1)	(170,507)	—	(170,507)	Morgan Stanley
COP	4,351,000	11/01/26	6.590%	1 Day COOIS(2)	40,376	—	40,376	Morgan Stanley
COP	10,220,000	11/04/26	6.770%	1 Day COOIS(2)	140,577	—	140,577	Morgan Stanley
COP	13,700,000	06/02/27	5.910%	1 Day COOIS(2)	(134,979)	—	(134,979)	Morgan Stanley
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	12,925	—	12,925	Hong Kong & Shanghai Bank
HKD	30,800	04/28/20	1.400%	3 Month HIBOR(1)	(6,175)	—	(6,175)	Citigroup Global Markets
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	77,004	—	77,004	Hong Kong & Shanghai Bank
ILS	54,800	07/13/20	0.405%	3 Month TELBOR(1)	(38,947)	—	(38,947)	Citigroup Global Markets
ILS	35,335	05/26/22	0.870%	3 Month TELBOR(1)	(102,057)	416	(102,473)	JPMorgan Chase
ILS	7,500	12/09/22	1.530%	3 Month TELBOR(2)	101,061	—	101,061	Citigroup Global Markets
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	144,260	—	144,260	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	194,793	—	194,793	Credit Suisse First Boston Corp.
ILS	3,000	04/26/26	1.685%	3 Month TELBOR(2)	13,666	—	13,666	JPMorgan Chase
ILS	5,000	06/24/26	1.660%	3 Month TELBOR(2)	12,560	—	12,560	Citigroup Global Markets
ILS	4,000	09/19/26	1.600%	3 Month TELBOR(2)	13,605	—	13,605	Barclays Capital Group
ILS	7,000	01/12/27	1.975%	3 Month TELBOR(2)	74,199	—	74,199	Citigroup Global Markets
ILS	3,000	03/15/27	2.130%	3 Month TELBOR(2)	39,411	—	39,411	Citigroup Global Markets
ILS	18,180	05/26/27	1.920%	3 Month TELBOR(2)	104,652	(506)	105,158	JPMorgan Chase

ILS	2,745	06/22/27	1.845%	3 Month TELBOR(2)	8,587	—	8,587	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	53,812	—	53,812	Hong Kong & Shanghai Bank
KRW	1,500,000	08/14/21	2.773%	3 Month KRW LIBOR(2)	59,129	—	59,129	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765%	3 Month KRW LIBOR(2)	121	—	121	JPMorgan Chase
KRW	900,000	11/05/24	2.425%	3 Month KRW LIBOR(2)	34,438	—	34,438	Barclays Capital Group
KRW	1,485,000	10/28/26	1.520%	3 Month KRW LIBOR(2)	(42,329)	(15)	(42,314)	JPMorgan Chase
KRW	2,040,000	04/26/27	1.880%	3 Month KRW LIBOR(2)	(4,178)	—	(4,178)	Morgan Stanley
KRW	1,280,000	10/17/28	1.450%	3 Month KRW LIBOR(2)	(55,980)	—	(55,980)	Citigroup Global Markets
KRW	520,000	01/27/31	1.870%	3 Month KRW LIBOR(2)	(4,242)	—	(4,242)	JPMorgan Chase
MYR	16,000	08/19/23	3.445%	3 Month KLIBOR(2)	(87,840)	—	(87,840)	Morgan Stanley
MYR	1,700	04/28/25	4.040%	3 Month KLIBOR(2)	1,204	—	1,204	Citigroup Global Markets
SGD	5,450	04/30/20	1.850%	6 Month SIBOR(2)	55,703	—	55,703	Citigroup Global Markets
THB	120,000	08/23/23	1.920%	6 Month BIBOR(2)	(29,243)	—	(29,243)	Morgan Stanley
THB	28,900	04/30/25	2.560%	6 Month BIBOR(2)	22,684	—	22,684	Citigroup Global Markets
TWD	115,500	03/17/21	0.780%	3 Month TAIBOR(2)	(5,463)	—	(5,463)	Barclays Capital Group
ZAR	40,930	03/22/42	7.800%	3 Month JIBAR(2)	(77,994)	—	(77,994)	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%	3 Month JIBAR(1)	75,779	—	75,779	Deutsche Bank AG

					$378,797	$(105)	$378,902

Securities with combined market value of $15,457,255 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month GBP LIBOR plus 3.1 bps and receives the floating rate of 6 Month GBP LIBOR.
(4)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(5)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(6)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 22.38 bps.
(7)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$8,746,668	$—
Australia	—	2,458,745	—
Austria	—	2,814,921	—
Belgium	—	9,349,697	—
Brazil	—	14,508,956	—
Bulgaria	—	8,776,112	—
Canada	—	11,110,058	—
Cayman Islands	—	1,840,250	—
Chile	—	909,776	—
China	—	502,749	—
Colombia	—	7,786,056	—
Croatia	—	1,316,973	—
Cyprus	—	16,875,712	—
Denmark	—	1,643,465	—
Dominican Republic	—	3,943,197	—
Finland	—	766,918	—
France	—	15,963,042	—
Germany	—	18,725,690	—
Greece	—	23,990,534	—
Hong Kong	—	2,197,300	—
Hungary	—	14,450,236	—
Iceland	—	2,534,987	—
India	—	943,839	—
Indonesia	—	14,475,850	—
Ireland	—	3,166,014	—
Israel	—	2,400,739	—
Italy	—	41,346,563	—
Japan	—	30,191,971	—
Kuwait	—	2,064,965	—
Lithuania	—	3,214,637	—
Luxembourg	—	552,098	—
Macedonia	—	617,215	—
Malaysia	—	3,263,512	—
Mexico	—	22,350,140	—
Netherlands	—	10,683,331	—
New Zealand	—	5,186,218	—
Norway	—	5,301,001	—
Panama	—	2,929,647	—
Peru	—	6,892,547	—

Poland	—	12,222,642	—
Portugal	—	20,410,659	—
Romania	—	8,592,874	—
Russia	—	1,061,360	—
Saudi Arabia	—	2,679,721	—
Singapore	—	781,687	—
Slovak Republic	—	2,320,182	—
Slovenia	—	10,366,114	—
South Africa	—	4,255,053	—
South Korea	—	4,359,103	—
Spain	—	46,574,375	—
Supranational Bank	—	28,211,190	—
Sweden	—	6,321,064	—
Switzerland	—	3,740,183	—
Turkey	—	8,879,216	—
United Kingdom	—	43,995,462	—
Uruguay	—	1,223,448	—
Asset-Backed Securities
Automobiles	—	2,714,394	—
Collateralized Loan Obligations	—	61,664,375	—
Consumer Loans	—	10,968,036	702,594
Home Equity Loans	—	18,371,055	—
Residential Mortgage-Backed Securities	—	14,390,286	1,900,000
Bank Loans	—	902,442	—
Commercial Mortgage-Backed Securities	—	71,464,811	—
Corporate Bonds	—	100,874,103	—
Municipal Bonds	—	692,273	—
Residential Mortgage-Backed Securities	—	48,619,991	—
U.S. Government Agency Obligations	—	2,077,525	—
U.S. Treasury Obligations	—	68,707,892	—
Common Stock	30,802	—	—
Preferred Stock	109,240	—	—
Affiliated Mutual Funds	63,013,227	—	—
Options Purchased	227,375	7,437,094	—
Options Written	(70,125)	(9,663,123)	—
Other Financial Instruments*
Futures Contracts	934,945	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(395,393)	—
OTC Cross Currency Exchange Contracts	—	496,733	—
Centrally Cleared Credit Default Swap Agreements	—	956,656	—
OTC Credit Default Swap Agreements	—	509,434	6,573
OTC Currency Swap Agreements	—	(88,488)	—
Centrally Cleared Forward Rate Agreements	—	(288,183)	—
Centrally Cleared Inflation Swap Agreements	—	66,409	—
Centrally Cleared Interest Rate Swap Agreements	—	7,158,946	—
OTC Interest Rate Swap Agreements	—	378,797	—

Total	$64,245,464	$940,802,727	$2,609,167

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Consumer Loans	Asset-Backed Securities - Residential Mortgage- Backed Securities	Residential Mortgage-Backed Securities	Credit Default Swaps		Forward Rate Agreements
Balance as of 10/31/16	$6,988,775	$400,048	$—	$300,046	$6,090		$(4,351)
Realized gain (loss)	—	—	—	3,949	—	**	—	**
Change in unrealized appreciation (depreciation)***	221,986	2,622	—	918	483		4,351
Purchases/Exchanges/Issuances	—	699,972	1,900,000	—	—		—
Sales/Paydowns	(7,210,761)	—	—	(305,390)	—		—
Accrued discount/premium	—	—	—	477	—		—
Transfers into Level 3	—	—	—	—	—		—
Transfers out of Level 3	—	(400,048)	—	—	—		—

Balance as of 7/31/17	$—	$702,594	$1,900,000	$—	$6,573		$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $ 39,555.
***	Of which, $9,198 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - Consumer Loans	$702,594	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities - Residential Mortgage-Backed Securities	1,900,000	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	6,573	Market Approach	Single Broker Indicative Quote

	$2,609,167

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities - Consumer Loans	$400,048	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows:

Sovereign Bonds	43.2%
Commercial Mortgage-Backed Securities	7.3
U.S. Treasury Obligations	7.1
Residential Mortgage-Backed Securities	6.7
Affiliated Mutual Funds (including 2.1% of collateral for securities on loan)	6.5
Banks	6.4
Collateralized Loan Obligations	6.3
Multi-National	2.9
Home Equity Loans	1.9
Oil & Gas	1.6
Consumer Loans	1.2
Software	0.9
Electric	0.9
Media	0.8
Options Purchased	0.8
Insurance	0.7
Foreign Bond	0.5
Chemicals	0.5
Miscellaneous Manufacturing	0.4
Healthcare-Products	0.4
Healthcare-Services	0.4
Transportation	0.4
Food	0.4
Auto Parts & Equipment	0.4
Retail	0.4
Entertainment	0.3
Telecommunications	0.3
Auto Manufacturers	0.3
Mining	0.3
Pharmaceuticals	0.3
Diversified Financial Services	0.3
Savings & Loans	0.3
Automobiles	0.3
Computers	0.2
Leisure Time	0.2
Real Estate Investment Trusts (REITs)	0.2
U.S. Government Agency Obligations	0.2
Home Builders	0.2
Electronics	0.2
Internet	0.2
Packaging & Containers	0.1
Commercial Services	0.1
Household Products/Wares	0.1
Forest Products & Paper	0.1
Municipal Bonds	0.1
Biotechnology	0.1
Lodging	0.1
Hotels, Resorts & Cruise Lines	0.1
Office/Business Equipment	0.1
Airlines	0.0	*
Building Materials	0.0	*
Investment Companies	0.0	*
Semiconductors	0.0	*
Consumer Cyclical - Services	0.0	*
Machinery-Diversified	0.0	*
Automobile Manufacturers	0.0	*
Forest & Paper Products	0.0	*
Gaming	0.0	*

Agriculture	0.0 *
Oil, Gas & Consumable Fuels	0.0 *

103.7
Options Written	(1.0)
Liabilities in excess of other assets	(2.7)

100.0%

*	Less than +/- 0.05%

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.